The Hartford Growth Opportunities Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9%
	Automobiles & Components - 1.1%
778,371	Thor Industries, Inc.	$ 92,127,992
	Capital Goods - 2.1%
1,122,316	Johnson Controls International plc	80,155,809
450,322	Middleby Corp.*	86,232,160
		166,387,969
	Commercial & Professional Services - 3.9%
603,830	Copart, Inc.*	88,763,010
1,484,430	CoStar Group, Inc.*	131,891,605
875,064	Leidos Holdings, Inc.	93,124,311
		313,778,926
	Consumer Durables & Apparel - 5.0%
877,162	Lennar Corp. Class A	92,233,584
596,197	Lululemon Athletica, Inc.*	238,580,154
566,561	Polaris, Inc.	74,259,150
		405,072,888
	Consumer Services - 9.3%
930,297	Airbnb, Inc. Class A*	133,972,071
67,945	Booking Holdings, Inc.*	148,001,876
836,098	Chegg, Inc.*	74,103,366
101,366	Chipotle Mexican Grill, Inc.*	188,889,459
2,926,593	DraftKings, Inc. Class A*	141,939,760
916,314	Penn National Gaming, Inc.*	62,657,551
		749,564,083
	Diversified Financials - 2.0%
157,067	Coinbase Global, Inc. Class A*	37,158,911
1,422,606	Tradeweb Markets, Inc. Class A	123,382,618
		160,541,529
	Food, Beverage & Tobacco - 1.6%
581,263	Constellation Brands, Inc. Class A	130,400,541
	Health Care Equipment & Services - 12.6%
272,887	ABIOMED, Inc.*	89,272,253
333,105	Align Technology, Inc.*	231,774,459
310,753	Danaher Corp.	92,445,910
443,757	DexCom, Inc.*	228,761,171
2,065,194	GoodRx Holdings, Inc. Class A*(1)	66,230,772
308,176	Insulet Corp.*	86,193,745
3,555,931	Lucid Group, Inc.(2)(3)	80,257,363
7,292,874	Multiplan Corp.*(1)	58,707,636
1,347,906	Oak Street Health, Inc.*	84,971,994
		1,018,615,303
	Media & Entertainment - 19.7%
206,035	Alphabet, Inc. Class A*	555,167,489
1,259,337	Facebook, Inc. Class A*	448,701,773
648,250	Match Group, Inc.*	103,246,777
2,865,570	Snap, Inc. Class A*	213,255,719
754,242	Spotify Technology S.A.*	172,472,518
1,409,809	Twitter, Inc.*	98,334,178
		1,591,178,454
	Pharmaceuticals, Biotechnology & Life Sciences - 4.3%
209,083	Ascendis Pharma A/S ADR*	24,711,520
2,093,739	Elanco Animal Health, Inc.*	76,358,661
551,728	Exact Sciences Corp.*	59,498,348
320,190	Illumina, Inc.*	158,734,192
178,650	Kodiak Sciences, Inc.*	14,978,016
121,360	Reata Pharmaceuticals, Inc. Class A*	15,207,622
		349,488,359
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Retailing - 11.3%
148,645	Amazon.com, Inc.*	$ 494,629,616
4,434,460	Coupang, Inc.(2)(4)	160,487,542
434,160	Five Below, Inc.*	84,409,387
575,034	Honest Co., Inc.(2)(4)	8,052,776
1,293,870	Ross Stores, Inc.	158,744,910
171,581	Tory Burch LLC*(2)(3)(5)	8,599,638
		914,923,869
	Semiconductors & Semiconductor Equipment - 7.3%
2,602,996	Advanced Micro Devices, Inc.*	276,412,145
1,317,411	Marvell Technology, Inc.	79,716,540
475,971	MKS Instruments, Inc.	74,460,903
308,688	SolarEdge Technologies, Inc.*	80,098,362
345,750	Universal Display Corp.	81,074,918
		591,762,868
	Software & Services - 16.6%
303,467	Fair Isaac Corp.*	158,989,396
729,119	Guidewire Software, Inc.*	83,994,509
3,708,500	ironSource Ltd.(2)(3)	30,869,554
1,176,034	ironSource Ltd. Class A*(1)	10,031,570
723,037	Mastercard, Inc. Class A	279,048,900
226,343	MongoDB, Inc.*	81,239,029
436,803	Paycom Software, Inc.*	174,721,200
685,800	Payoneer PIPE(2)(3)	6,211,291
413,817	RingCentral, Inc. Class A*	110,600,870
819,581	salesforce.com, Inc.*	198,281,231
1,165,278	Varonis Systems, Inc.*	71,315,014
578,541	Workday, Inc. Class A*	135,610,010
		1,340,912,574
	Technology Hardware & Equipment - 2.1%
447,931	Arista Networks, Inc.*	170,388,473
	Total Common Stocks (cost $5,917,979,748)	$ 7,995,143,828
CONVERTIBLE PREFERRED STOCKS - 0.4%
	Commercial & Professional Services - 0.1%
470,535	Rubicon Global Holdings LLC Series C*(2)(3)(5)	$ 8,660,197
	Real Estate - 0.0%
224,870	We Co. Series D1*(2)(3)	1,775,573
317,638	We Co. Series D2*(2)(3)	2,508,070
		4,283,643
	Software & Services - 0.3%
5,668,755	Essence Group Holdings Corp. Series 3*(2)(3)(5)	14,001,825
743,470	Lookout, Inc. Series F*(2)(3)(5)	7,583,394
		21,585,219
	Total Convertible Preferred Stocks (cost $35,882,236)	$ 34,529,059
ESCROWS - 0.0%(6)
	Consumer Durables & Apparel - 0.0%
923,832	One Kings Lane, Inc.*(2)(3)(5)	$ 147,813

1

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
ESCROWS - 0.0%(6) - (continued)
	Software & Services - 0.0%
1,078,374	Marklogic Corp.*(2)(3)(5)		$ 14,019
	Total Escrows (cost $—)		$ 161,832
	Total Long-Term Investments (Cost $5,953,861,984)		$ 8,029,834,719
SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 0.8%
$ 64,149,396	Fixed Income Clearing Corp. Fixed Income Clearing Corp. Repurchase Agreement dated 07/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $64,149,503; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $65,432,427		$ 64,149,396
	Securities Lending Collateral - 0.5%
10,851,276	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(7)		10,851,276
30,282,675	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(7)		30,282,675
3,634,147	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(7)		3,634,147
			44,768,098
	Total Short-Term Investments (cost $108,917,494)		$ 108,917,494
	Total Investments (cost $6,062,779,478)	100.6%	$ 8,138,752,213
	Other Assets and Liabilities	(0.6)%	(48,877,957)
	Total Net Assets	100.0%	$ 8,089,874,256
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2021, the aggregate fair value of these securities are $329,169,055, which represented 4.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $160,628,737 or 2.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred Stocks	5,668,755	$ 8,964,002	$ 14,001,825
06/2021	ironSource Ltd.	3,708,500	37,085,000	30,869,554
07/2014	Lookout, Inc. Series F Convertible Preferred Stocks	743,470	8,492,732	7,583,394
07/2021	Lucid Group, Inc.	3,555,931	53,338,965	80,257,363
01/2021	Marklogic Corp.	1,078,374	—	14,019
08/2014	One Kings Lane, Inc.	923,832	—	147,813
06/2021	Payoneer PIPE	685,800	6,858,000	6,211,291
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred Stocks	470,535	9,392,114	8,660,197
11/2013	Tory Burch LLC	171,581	13,447,917	8,599,638
12/2014	We Co. Series D1 Convertible Preferred Stocks	224,870	3,744,347	1,775,573
12/2014	We Co. Series D2 Convertible Preferred Stocks	317,638	5,289,041	2,508,070
			$ 146,612,118	$ 160,628,737

2

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

(4)	Investment is temporarily subject to certain trading restrictions. At July 31, 2021, the value of such restricted securities amounted to $168,540,318 or 2.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2014	Coupang, Inc.	4,434,460	$ 13,805,010	$ 160,487,542
08/2014	Honest Co., Inc.	575,034	7,360,452	8,052,776
			$ 21,165,462	$ 168,540,318

(5)	Investment valued using significant unobservable inputs.
(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(7)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 92,127,992	$ 92,127,992	$ —	$ —
Capital Goods	166,387,969	166,387,969	—	—
Commercial & Professional Services	313,778,926	313,778,926	—	—
Consumer Durables & Apparel	405,072,888	405,072,888	—	—
Consumer Services	749,564,083	749,564,083	—	—
Diversified Financials	160,541,529	160,541,529	—	—
Food, Beverage & Tobacco	130,400,541	130,400,541	—	—
Health Care Equipment & Services	1,018,615,303	938,357,940	80,257,363	—
Media & Entertainment	1,591,178,454	1,591,178,454	—	—
Pharmaceuticals, Biotechnology & Life Sciences	349,488,359	349,488,359	—	—
Retailing	914,923,869	737,783,913	168,540,318	8,599,638
Semiconductors & Semiconductor Equipment	591,762,868	591,762,868	—	—
Software & Services	1,340,912,574	1,303,831,729	37,080,845	—
Technology Hardware & Equipment	170,388,473	170,388,473	—	—
Convertible Preferred Stocks
Commercial & Professional Services	8,660,197	—	—	8,660,197
Real Estate	4,283,643	—	4,283,643	—
Software & Services	21,585,219	—	—	21,585,219
Escrows	161,832	—	—	161,832
Short-Term Investments	108,917,494	44,768,098	64,149,396	—
Total	$ 8,138,752,213	$ 7,745,433,762	$ 354,311,565	$ 39,006,886

(1)	For the period ended July 31, 2021, investments valued at $53,292,032 were transferred out of Level 3 due to the initiation of a vendor providing prices. There were no transfers in to Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended July 31, 2021 is not presented.
3

Hartford Quality Value Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Banks - 11.1%
222,700	Bank of America Corp.	$ 8,542,772
30,957	Bank of Nova Scotia	1,932,955
64,474	JP Morgan Chase & Co.	9,785,864
26,185	PNC Financial Services Group, Inc.	4,776,406
		25,037,997
	Capital Goods - 11.1%
8,991	Deere & Co.	3,251,056
11,554	Eaton Corp. plc	1,826,110
15,212	Honeywell International, Inc.	3,556,413
55,525	Johnson Controls International plc	3,965,596
8,142	Lockheed Martin Corp.	3,026,137
58,087	Raytheon Technologies Corp.	5,050,665
50,081	Westinghouse Air Brake Technologies Corp.	4,250,374
		24,926,351
	Commercial & Professional Services - 1.2%
18,694	Waste Management, Inc.	2,771,573
	Consumer Services - 3.2%
21,610	Hilton Worldwide Holdings, Inc.*	2,840,634
17,590	McDonald's Corp.	4,269,269
		7,109,903
	Diversified Financials - 3.1%
28,203	American Express Co.	4,809,458
1,037	BlackRock, Inc.	899,255
17,214	Charles Schwab Corp.	1,169,691
		6,878,404
	Energy - 4.9%
48,787	Chevron Corp.	4,967,004
44,529	EOG Resources, Inc.	3,244,383
66,731	TotalEnergies SE ADR	2,911,474
		11,122,861
	Food & Staples Retailing - 1.2%
37,371	Sysco Corp.	2,772,928
	Food, Beverage & Tobacco - 4.3%
31,664	Coca-Cola Co.	1,805,798
61,426	Mondelez International, Inc. Class A	3,885,809
40,728	Philip Morris International, Inc.	4,076,465
		9,768,072
	Health Care Equipment & Services - 10.2%
6,839	Anthem, Inc.	2,626,244
17,883	Becton Dickinson and Co.	4,573,577
21,184	Hill-Rom Holdings, Inc.	2,933,137
38,766	Koninklijke Philips N.V. ADR	1,784,787
38,741	Medtronic plc	5,087,081
14,580	UnitedHealth Group, Inc.	6,010,167
		23,014,993
	Insurance - 7.7%
60,712	American International Group, Inc.	2,874,713
24,261	Chubb Ltd.	4,093,801
20,373	Marsh & McLennan Cos., Inc.	2,999,313
39,336	MetLife, Inc.	2,269,687
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Insurance - 7.7% - (continued)
38,011	Principal Financial Group, Inc.	$ 2,361,624
26,442	Prudential Financial, Inc.	2,651,604
		17,250,742
	Materials - 3.8%
21,257	Celanese Corp.	3,311,203
27,890	FMC Corp.	2,982,835
14,223	PPG Industries, Inc.	2,325,745
		8,619,783
	Media & Entertainment - 2.3%
88,553	Comcast Corp. Class A	5,209,573
	Pharmaceuticals, Biotechnology & Life Sciences - 5.6%
43,299	AstraZeneca plc ADR	2,478,435
30,098	Merck & Co., Inc.	2,313,633
21,293	Novartis AG ADR	1,967,260
133,666	Pfizer, Inc.	5,722,242
		12,481,570
	Real Estate - 4.5%
8,903	American Tower Corp. REIT	2,517,768
135,744	Host Hotels & Resorts, Inc. REIT*	2,162,402
8,199	Public Storage REIT	2,562,024
95,121	VICI Properties, Inc. REIT	2,966,824
		10,209,018
	Retailing - 4.7%
571,800	Allstar Co.(1)(2)	582,092
16,000	Lowe's Cos., Inc.	3,083,040
15,875	Target Corp.	4,144,169
39,075	TJX Cos., Inc.	2,688,751
		10,498,052
	Semiconductors & Semiconductor Equipment - 4.5%
8,960	Broadcom, Inc.	4,349,184
45,564	Intel Corp.	2,447,698
17,643	Texas Instruments, Inc.	3,363,109
		10,159,991
	Software & Services - 4.3%
10,902	Accenture plc Class A	3,463,347
38,818	Cognizant Technology Solutions Corp. Class A	2,854,288
23,205	Fidelity National Information Services, Inc.	3,458,705
		9,776,340
	Technology Hardware & Equipment - 1.9%
75,289	Cisco Systems, Inc.	4,168,752
	Telecommunication Services - 2.7%
106,717	Verizon Communications, Inc.	5,952,674
	Transportation - 1.2%
15,694	J.B. Hunt Transport Services, Inc.	2,643,654
	Utilities - 4.9%
43,029	Alliant Energy Corp.	2,518,487
39,817	Avangrid, Inc.	2,076,058
27,705	Dominion Energy, Inc.	2,074,273

4

Hartford Quality Value Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.4% - (continued)
	Utilities - 4.9% - (continued)
26,194	Eversource Energy		$ 2,259,757
16,313	Sempra Energy		2,131,294
			11,059,869
	Total Common Stocks (cost $163,544,160)		$ 221,433,100
SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 1.3%
$ 2,888,617	Fixed Income Clearing Corp. Repurchase Agreement dated 07/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $2,888,622; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $2,946,448		$ 2,888,617
	Total Short-Term Investments (cost $2,888,617)		$ 2,888,617
	Total Investments (cost $166,432,777)	99.7%	$ 224,321,717
	Other Assets and Liabilities	0.3%	748,840
	Total Net Assets	100.0%	$ 225,070,557
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2021, the aggregate fair value of this security was $582,092, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $582,092 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	571,800	$ —	$ 582,092

† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
5

Hartford Quality Value Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 25,037,997	$ 25,037,997	$ —	$ —
Capital Goods	24,926,351	24,926,351	—	—
Commercial & Professional Services	2,771,573	2,771,573	—	—
Consumer Services	7,109,903	7,109,903	—	—
Diversified Financials	6,878,404	6,878,404	—	—
Energy	11,122,861	11,122,861	—	—
Food & Staples Retailing	2,772,928	2,772,928	—	—
Food, Beverage & Tobacco	9,768,072	9,768,072	—	—
Health Care Equipment & Services	23,014,993	23,014,993	—	—
Insurance	17,250,742	17,250,742	—	—
Materials	8,619,783	8,619,783	—	—
Media & Entertainment	5,209,573	5,209,573	—	—
Pharmaceuticals, Biotechnology & Life Sciences	12,481,570	12,481,570	—	—
Real Estate	10,209,018	10,209,018	—	—
Retailing	10,498,052	9,915,960	582,092	—
Semiconductors & Semiconductor Equipment	10,159,991	10,159,991	—	—
Software & Services	9,776,340	9,776,340	—	—
Technology Hardware & Equipment	4,168,752	4,168,752	—	—
Telecommunication Services	5,952,674	5,952,674	—	—
Transportation	2,643,654	2,643,654	—	—
Utilities	11,059,869	11,059,869	—	—
Short-Term Investments	2,888,617	—	2,888,617	—
Total	$ 224,321,717	$ 220,851,008	$ 3,470,709	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
6

The Hartford Small Cap Growth Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Automobiles & Components - 3.1%
70,883	Fox Factory Holding Corp.*	$ 11,450,440
98,236	Patrick Industries, Inc.	8,117,241
68,656	Thor Industries, Inc.	8,126,124
		27,693,805
	Banks - 2.3%
430,927	MGIC Investment Corp.	5,964,030
117,025	Synovus Financial Corp.	4,786,322
78,795	Triumph Bancorp, Inc.*	6,040,425
47,585	Western Alliance Bancorp	4,416,840
		21,207,617
	Capital Goods - 10.1%
66,347	Altra Industrial Motion Corp.	4,158,630
73,980	Applied Industrial Technologies, Inc.	6,636,006
41,600	Armstrong World Industries, Inc.	4,500,288
55,462	Boise Cascade Co.	2,836,881
148,163	Builders FirstSource, Inc.*	6,593,254
18,300	Chart Industries, Inc.*	2,844,735
41,378	Curtiss-Wright Corp.	4,895,017
43,044	EnerSys	4,246,721
148,159	Hydrofarm Holdings Group, Inc.*	7,310,165
70,214	ITT, Inc.	6,874,653
66,687	John Bean Technologies Corp.	9,774,980
23,729	Mercury Systems, Inc.*	1,566,114
135,869	Rexnord Corp.	7,653,501
98,042	SPX Corp.*	6,535,480
87,421	SPX FLOW, Inc.	7,181,635
294,824	WillScot Mobile Mini Holdings Corp.*	8,464,397
		92,072,457
	Commercial & Professional Services - 5.9%
85,108	ASGN, Inc.*	8,606,972
34,267	CACI International, Inc. Class A*	9,147,918
37,249	Clean Harbors, Inc.*	3,538,655
64,567	Exponent, Inc.	6,914,480
75,935	Insperity, Inc.	7,521,362
53,991	Science Applications International Corp.	4,713,414
62,098	Tetra Tech, Inc.	8,291,325
96,704	Viad Corp.*	4,433,879
		53,168,005
	Consumer Durables & Apparel - 4.0%
17,243	Deckers Outdoor Corp.*	7,084,286
60,890	PVH Corp.*	6,370,312
56,207	TopBuild Corp.*	11,392,597
124,846	Traeger, Inc.*	2,772,830
208,370	Under Armour, Inc. Class C*	3,650,642
54,227	YETI Holdings, Inc.*	5,223,687
		36,494,354
	Consumer Services - 4.5%
155,383	BJ's Restaurants, Inc.*	6,305,442
36,215	Churchill Downs, Inc.	6,728,747
239,004	GAN Ltd.*	3,656,761
176,210	Mister Car Wash, Inc.*	3,672,217
75,387	Penn National Gaming, Inc.*	5,154,963
37,400	Texas Roadhouse, Inc.	3,447,158
71,780	Wingstop, Inc.	12,296,632
		41,261,920
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Diversified Financials - 1.5%
116,893	OneMain Holdings, Inc.	$ 7,130,473
98,669	Stifel Financial Corp.	6,565,435
		13,695,908
	Food & Staples Retailing - 1.1%
213,822	Performance Food Group Co.*	9,797,324
	Food, Beverage & Tobacco - 2.6%
65,979	Celsius Holdings, Inc.*	4,528,139
49,597	Freshpet, Inc.*	7,263,480
166,043	Hostess Brands, Inc.*	2,671,632
18,517	Lancaster Colony Corp.	3,663,959
146,561	Simply Good Foods Co.*	5,493,106
		23,620,316
	Health Care Equipment & Services - 12.3%
17,664	Amedisys, Inc.*	4,603,592
87,167	AtriCure, Inc.*	7,362,125
93,081	Cardiovascular Systems, Inc.*	3,750,233
181,726	Covetrus, Inc.*	4,626,744
56,372	Glaukos Corp.*	2,874,972
95,519	Globus Medical, Inc. Class A*	7,944,315
113,962	Health Catalyst, Inc.*	6,616,634
76,357	Integer Holdings Corp.*	7,474,587
113,917	Integra LifeSciences Holdings Corp.*	8,246,452
43,694	LHC Group, Inc.*	9,402,075
46,814	ModivCare, Inc.*	7,958,380
43,605	Nevro Corp.*	6,758,775
89,334	Omnicell, Inc.*	13,087,431
170,911	OraSure Technologies, Inc.*	2,015,041
89,222	Owens & Minor, Inc.	4,126,517
412,589	R1 RCM, Inc.*	8,833,530
59,082	Tandem Diabetes Care, Inc.*	6,420,441
		112,101,844
	Household & Personal Products - 0.1%
40,077	Beauty Health Co.*(1)	703,752
	Insurance - 0.9%
108,522	James River Group Holdings Ltd.	3,948,030
56,483	Kemper Corp.	3,728,443
		7,676,473
	Materials - 2.0%
241,516	Axalta Coating Systems Ltd.*	7,269,632
52,975	Ingevity Corp.*	4,499,696
90,964	Louisiana-Pacific Corp.	5,043,044
58,900	Ranpak Holdings Corp.*	1,509,018
		18,321,390
	Media & Entertainment - 1.4%
103,848	Cardlytics, Inc.*	13,080,694
	Pharmaceuticals, Biotechnology & Life Sciences - 15.8%
202,253	Aclaris Therapeutics, Inc.*(1)	3,019,637
49,770	Allakos, Inc.*	3,959,701
65,565	ALX Oncology Holdings, Inc.*(1)	3,839,486
91,047	Apellis Pharmaceuticals, Inc.*	5,826,098
51,949	Arena Pharmaceuticals, Inc.*	3,213,565
30,232	Arrowhead Pharmaceuticals, Inc.*	2,094,775
52,999	Arvinas, Inc.*	5,358,199
33,519	Atea Pharmaceuticals, Inc.*(1)	839,316
53,396	BioAtla, Inc.*	2,188,702
17,467	Biohaven Pharmaceutical Holding Co., Ltd.*	2,201,017
64,580	Blueprint Medicines Corp.*	5,674,645

7

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 15.8% - (continued)
100,460	Celldex Therapeutics, Inc.*	$ 4,395,125
137,154	Dicerna Pharmaceuticals, Inc.*	5,144,647
135,730	Dyne Therapeutics, Inc.*	2,452,641
30,333	Fate Therapeutics, Inc.*	2,511,572
226,798	Heron Therapeutics, Inc.*	2,803,223
524,517	ImmunoGen, Inc.*	2,942,540
21,500	Intellia Therapeutics, Inc.*	3,049,775
113,887	KalVista Pharmaceuticals, Inc.*	2,293,684
33,200	Karuna Therapeutics, Inc.*	3,792,104
43,813	Kodiak Sciences, Inc.*	3,673,282
73,756	Kymera Therapeutics, Inc.*(1)	4,438,636
36,455	Madrigal Pharmaceuticals, Inc.*	3,183,251
252,225	Mersana Therapeutics, Inc.*	2,774,475
20,556	Mirati Therapeutics, Inc.*	3,290,193
86,092	NanoString Technologies, Inc.*	5,332,539
132,803	NeoGenomics, Inc.*	6,122,218
110,118	PTC Therapeutics, Inc.*	4,220,823
157,819	Radius Health, Inc.*	2,387,801
105,480	RAPT Therapeutics, Inc.*	3,235,072
32,194	Reata Pharmaceuticals, Inc. Class A*	4,034,230
147,293	Revance Therapeutics, Inc.*	4,283,280
93,221	Revolution Medicines, Inc.*	2,669,849
93,972	Rocket Pharmaceuticals, Inc.*	3,366,077
58,839	Scholar Rock Holding Corp.*	1,838,719
162,189	Syndax Pharmaceuticals, Inc.*	2,364,716
145,991	TCR2 Therapeutics, Inc.*	1,816,128
130,515	TG Therapeutics, Inc.*	4,566,720
195,032	Theravance Biopharma, Inc.*	2,531,515
50,897	Turning Point Therapeutics, Inc.*	3,248,247
76,271	Veracyte, Inc.*	3,398,636
109,120	Y-mAbs Therapeutics, Inc.*	3,611,872
		143,988,731
	Real Estate - 3.8%
243,887	Essential Properties Realty Trust, Inc. REIT	7,267,833
338,031	Independence Realty Trust, Inc. REIT	6,517,238
48,814	PS Business Parks, Inc. REIT	7,501,247
116,192	Rexford Industrial Realty, Inc. REIT	7,148,132
81,715	Ryman Hospitality Properties, Inc. REIT*	6,267,540
		34,701,990
	Retailing - 3.6%
45,656	Floor & Decor Holdings, Inc. Class A*	5,570,489
127,556	Foot Locker, Inc.	7,278,345
5,574	Lithia Motors, Inc. Class A	2,102,624
102,777	Ollie's Bargain Outlet Holdings, Inc.*	9,568,539
71,406	Shutterstock, Inc.	7,746,837
		32,266,834
	Semiconductors & Semiconductor Equipment - 4.3%
113,135	Axcelis Technologies, Inc.*	4,361,354
72,109	Cirrus Logic, Inc.*	5,955,482
182,827	Lattice Semiconductor Corp.*	10,375,432
104,642	Power Integrations, Inc.	10,149,228
56,055	Synaptics, Inc.*	8,515,876
		39,357,372
	Software & Services - 16.8%
80,505	Alarm.com Holdings, Inc.*	6,699,626
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Software & Services - 16.8% - (continued)
69,508	Blackbaud, Inc.*	$ 4,958,006
53,406	Concentrix Corp.*	8,744,164
132,968	Digital Turbine, Inc.*	8,370,336
38,235	Everbridge, Inc.*	5,399,547
89,519	ExlService Holdings, Inc.*	10,135,341
70,819	j2 Global, Inc.*	10,004,600
212,200	Kaltura, Inc.*	2,527,302
95,053	LiveRamp Holdings, Inc.*	3,803,070
46,601	Manhattan Associates, Inc.*	7,438,918
159,551	Medallia, Inc.*	5,403,992
94,006	Mimecast Ltd.*	5,222,033
152,485	Momentive Global, Inc.*	3,202,185
120,794	Perficient, Inc.*	11,389,666
61,255	Q2 Holdings, Inc.*	6,328,254
97,921	Rapid7, Inc.*	11,138,514
244,238	Repay Holdings Corp.*	6,083,969
124,300	Sprinklr, Inc.*	2,403,962
83,568	Sprout Social, Inc. Class A*	7,424,181
176,634	Telos Corp.*	4,949,285
144,217	Varonis Systems, Inc.*	8,826,080
540,787	Verra Mobility Corp.*	8,279,449
33,944	Workiva, Inc.*	4,404,913
		153,137,393
	Technology Hardware & Equipment - 2.4%
136,877	II-VI, Inc.*	9,555,383
68,397	Insight Enterprises, Inc.*	6,865,691
67,418	Lumentum Holdings, Inc.*	5,662,438
		22,083,512
	Telecommunication Services - 0.4%
29,198	Bandwidth, Inc. Class A*	3,785,813
	Transportation - 0.1%
55,775	Marten Transport Ltd.	882,361
	Total Common Stocks (cost $608,043,397)	$ 901,099,865
EXCHANGE-TRADED FUNDS - 0.7%
	Other Investment Pools & Funds - 0.7%
22,083	iShares Russell 2000 Growth ETF (1)	$ 6,626,004
	Total Exchange-Traded Funds (cost $6,455,115)	$ 6,626,004
	Total Long-Term Investments (Cost $614,498,512)	$ 907,725,869
SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 0.6%
$ 5,286,378	Fixed Income Clearing Corp. Repurchase Agreement dated 07/30/2021 at 0.020%, due on 08/02/2021 with a maturity value of $5,286,387; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $5,392,192	$ 5,286,378

8

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.5% - (continued)
	Securities Lending Collateral - 0.9%
2,154,122	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)		$ 2,154,122
6,011,512	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(2)		6,011,512
721,426	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(2)		721,426
			8,887,060
	Total Short-Term Investments (cost $14,173,438)		$ 14,173,438
	Total Investments (cost $628,671,950)	101.2%	$ 921,899,307
	Other Assets and Liabilities	(1.2)%	(11,379,817)
	Total Net Assets	100.0%	$ 910,519,490
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 27,693,805	$ 27,693,805	$ —	$ —
Banks	21,207,617	21,207,617	—	—
Capital Goods	92,072,457	92,072,457	—	—
Commercial & Professional Services	53,168,005	53,168,005	—	—
Consumer Durables & Apparel	36,494,354	36,494,354	—	—
Consumer Services	41,261,920	41,261,920	—	—
Diversified Financials	13,695,908	13,695,908	—	—
Food & Staples Retailing	9,797,324	9,797,324	—	—
Food, Beverage & Tobacco	23,620,316	23,620,316	—	—
Health Care Equipment & Services	112,101,844	112,101,844	—	—
Household & Personal Products	703,752	703,752	—	—
Insurance	7,676,473	7,676,473	—	—
Materials	18,321,390	18,321,390	—	—
Media & Entertainment	13,080,694	13,080,694	—	—
Pharmaceuticals, Biotechnology & Life Sciences	143,988,731	143,988,731	—	—
Real Estate	34,701,990	34,701,990	—	—
Retailing	32,266,834	32,266,834	—	—
Semiconductors & Semiconductor Equipment	39,357,372	39,357,372	—	—
Software & Services	153,137,393	153,137,393	—	—
Technology Hardware & Equipment	22,083,512	22,083,512	—	—
Telecommunication Services	3,785,813	3,785,813	—	—
Transportation	882,361	882,361	—	—
Exchange-Traded Funds	6,626,004	6,626,004	—	—
Short-Term Investments	14,173,438	8,887,060	5,286,378	—
Total	$ 921,899,307	$ 916,612,929	$ 5,286,378	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
9

Hartford Schroders China A Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 84.1%
	Automobiles & Components - 3.6%
106,300	Great Wall Motor Co., Ltd.	$ 1,006,018
67,200	Keboda Technology Co., Ltd.	670,733
107,327	Streamax Technology Co., Ltd.	648,910
		2,325,661
	Banks - 4.6%
121,802	Bank of Ningbo Co. Ltd.	612,045
252,433	China Merchants Bank Co., Ltd. Class A	1,822,148
215,792	Industrial Bank Co., Ltd. Class A	591,518
		3,025,711
	Capital Goods - 10.7%
55,287	Eve Energy Co., Ltd. Class A	969,233
16,100	Gongniu Group Co., Ltd.	461,753
164,900	Hongfa Technology Co., Ltd. Class A	1,680,984
143,710	Shandong Himile Mechanical Science & Technology Co., Ltd.*	612,318
64,589	Shenzhen Inovance Technology Co., Ltd. Class A	781,305
256,400	Weichai Power Co., Ltd. Class A	681,902
968,700	XCMG Construction Machinery Co., Ltd. Class A	875,086
282,700	Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	938,805
		7,001,386
	Consumer Durables & Apparel - 10.6%
141,700	Hang Zhou Great Star Industrial Co., Ltd.*	640,645
78,182	Huizhou Desay Sv Automotive Co., Ltd. Class A	1,245,946
166,800	Joyoung Co., Ltd.	649,517
200,200	Midea Group Co., Ltd. Class A	1,974,821
109,089	Oppein Home Group, Inc. Class A	2,434,219
		6,945,148
	Diversified Financials - 1.1%
50,200	Hithink RoyalFlush Information Network Co., Ltd. Class A	722,464
	Food, Beverage & Tobacco - 5.2%
177,300	Chacha Food Co., Ltd. Class A	1,036,367
5,845	Kweichow Moutai Co., Ltd. Class A	1,522,385
197,360	Toly Bread Co., Ltd.	847,630
		3,406,382
	Health Care Equipment & Services - 2.4%
315,900	Edan Instruments, Inc.	645,288
197,165	Shanghai Kinetic Medical Co., Ltd. Class A	309,517
274,000	Winning Health Technology Group Co., Ltd. Class A	612,068
		1,566,873
	Household & Personal Products - 0.5%
108,501	C&S Paper Co., Ltd. Class A	329,816
	Insurance - 4.3%
340,500	Ping An Insurance Group Co., of China Ltd. Class A	2,836,258
	Materials - 18.2%
541,119	China Jushi Co., Ltd. Class A	1,256,837
164,364	Chongqing Zaisheng Technology Co., Ltd. Class A	307,452
262,400	Citic Pacific Special Steel Group Co., Ltd. Class A	894,077
211,880	Hengli Petrochemical Co., Ltd. Class A	960,432
642,878	Huafon Chemical Co., Ltd.	1,228,166
281,600	Lomon Billions Group Co., Ltd. Class A	1,306,487
213,800	Shandong Sinocera Functional Material Co., Ltd. Class A	1,553,925
224,200	Shenzhen Senior Technology Material Co., Ltd.	1,479,513
Shares or Principal Amount		Market Value†
COMMON STOCKS - 84.1% - (continued)
	Materials - 18.2% - (continued)
101,800	Shenzhen YUTO Packaging Technology Co., Ltd. Class A	$ 426,046
26,224	Skshu Paint Co., Ltd. Class A	622,371
53,300	Wanhua Chemical Group Co., Ltd. Class A	942,634
579,757	Zijin Mining Group Co., Ltd.	924,940
		11,902,880
	Media & Entertainment - 2.1%
156,500	Mango Excellent Media Co., Ltd. Class A	1,337,751
	Pharmaceuticals, Biotechnology & Life Sciences - 6.2%
183,876	Jiangsu Hengrui Medicine Co., Ltd. Class A	1,553,703
107,339	Livzon Pharmaceutical Group, Inc. Class A	658,933
30,700	Shenzhen Kangtai Biological Products Co., Ltd. Class A	605,522
51,260	WuXi AppTec Co., Ltd. Class A	1,195,450
		4,013,608
	Real Estate - 1.3%
538,944	Poly Developments and Holdings Group Co., Ltd. Class A*	836,880
	Semiconductors & Semiconductor Equipment - 3.0%
67,940	LONGi Green Energy Technology Co., Ltd. Class A	908,155
40,800	Shenzhen SC New Energy Technology Corp.	1,031,875
		1,940,030
	Software & Services - 0.8%
102,600	Venustech Group, Inc. Class A	504,451
	Technology Hardware & Equipment - 7.9%
252,200	GoerTek, Inc. Class A	1,493,934
37,110	Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	638,555
240,300	Shenzhen Sunlord Electronics Co., Ltd. Class A	1,508,933
307,560	WUS Printed Circuit Kunshan Co., Ltd. Class A	630,810
23,500	Xiamen Faratronic Co., Ltd. Class A	652,912
32,300	Zhejiang Jiecang Linear Motion Technology Co. Ltd.	242,714
		5,167,858
	Transportation - 1.6%
110,500	SF Holding Co., Ltd. Class A	1,014,456
	Total Common Stocks (cost $54,242,564)	$ 54,877,613
WARRANTS - 9.1%
	Consumer Durables & Apparel - 3.1%
3,974	Beijing Roborock Technology Co., Ltd.*	$ 649,377
83,000	Qingdao Richen Food Co., Ltd.*	639,515
108,700	Shanghai Milkground Food Tech Co., Ltd.*	755,465
		2,044,357
	Diversified Financials - 1.8%
73,032	Qingdao Haier Biomedical Co., Ltd.*	1,178,736
	Materials - 1.9%
147,452	Chongqing Zaisheng Technology Corp. Ltd.*	275,661
7,681	Micro-Tech Nanjing Co., Ltd.*	327,579
107,100	Sinoseal Holding Co., Ltd.*	607,471
		1,210,711

10

Hartford Schroders China A Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
WARRANTS - 9.1% - (continued)
	Semiconductors & Semiconductor Equipment - 0.7%
16,480	Wuxi NCE Power Co., Ltd.*		$ 435,237
	Technology Hardware & Equipment - 1.6%
18,923	Gongniu Group Co., Ltd.*		541,629
49,312	Wuxi Xinje Electric Co., Ltd.*		527,392
			1,069,021
	Total Warrants (cost $6,177,265)		$ 5,938,062
	Total Long-Term Investments (Cost $60,419,829)		$ 60,815,675
SHORT-TERM INVESTMENTS - 6.9%
	Other Investment Pools & Funds - 6.9%
4,545,792	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(1)		$ 4,545,792
	Total Short-Term Investments (cost $4,545,792)		$ 4,545,792
	Total Investments (cost $64,965,621)	100.1%	$ 65,361,467
	Other Assets and Liabilities	(0.1)%	(92,827)
	Total Net Assets	100.0%	$ 65,268,640
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 2,325,661	$ —	$ 2,325,661	$ —
Banks	3,025,711	—	3,025,711	—
Capital Goods	7,001,386	—	7,001,386	—
Consumer Durables & Apparel	6,945,148	—	6,945,148	—
Diversified Financials	722,464	—	722,464	—
Food, Beverage & Tobacco	3,406,382	—	3,406,382	—
Health Care Equipment & Services	1,566,873	—	1,566,873	—
Household & Personal Products	329,816	—	329,816	—
Insurance	2,836,258	—	2,836,258	—
Materials	11,902,880	—	11,902,880	—
Media & Entertainment	1,337,751	—	1,337,751	—
Pharmaceuticals, Biotechnology & Life Sciences	4,013,608	—	4,013,608	—
Real Estate	836,880	—	836,880	—
Semiconductors & Semiconductor Equipment	1,940,030	—	1,940,030	—
Software & Services	504,451	—	504,451	—
Technology Hardware & Equipment	5,167,858	—	5,167,858	—
Transportation	1,014,456	—	1,014,456	—
Warrants	5,938,062	5,938,062	—	—
Short-Term Investments	4,545,792	4,545,792	—	—
Total	$ 65,361,467	$ 10,483,854	$ 54,877,613	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
11

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5%
	Argentina - 0.6%
25,307	MercadoLibre, Inc.*	$ 39,699,091
	Brazil - 9.1%
21,265,434	B3 S.A. - Brasil Bolsa Balcao	62,266,187
5,716,849	Duratex S.A.	24,181,286
3,821,548	Equatorial Energia S.A.	17,756,725
6,190,962	Gerdau S.A.	36,611,459
8,293,248	Hapvida Participacoes e Investimentos S.A.(1)	22,658,843
26,178,424	Itau Unibanco Holding S.A. ADR	151,049,506
3,974,304	Klabin S.A.*	18,664,902
7,127,532	Lojas Renner S.A.	56,519,382
12,042,887	Magazine Luiza S.A.	47,632,789
622,224	Pagseguro Digital Ltd. Class A*	34,496,099
8,973,634	Raia Drogasil S.A.	43,487,644
3,095,751	Vale S.A. ADR	65,072,686
4,734,821	WEG S.A.	32,463,967
3,549,723	YDUQS Participacoes S.A.	19,260,821
		632,122,296
	Cayman Islands - 1.0%
4,570,000	Wuxi Biologics Cayman, Inc.*(1)	69,803,322
	Chile - 0.3%
1,226,679	Banco Santander Chile ADR	23,969,308
	China - 26.9%
2,216,500	Alibaba Group Holding Ltd.*	54,133,026
1,184,970	Alibaba Group Holding Ltd. ADR*	231,294,294
369,096	Baidu, Inc. ADR*	60,535,435
7,990,168	Centre Testing International Group Co., Ltd. Class A	33,667,011
14,917,000	China Mengniu Dairy Co., Ltd.*	80,990,552
12,191,600	China Pacific Insurance Group Co., Ltd. Class H	34,331,812
2,764,600	ENN Energy Holdings Ltd.	57,692,475
19,960,000	Great Wall Motor Co., Ltd. Class H	96,437,890
742,227	Huazhu Group Ltd. ADR*	33,385,371
2,204,850	JD.com, Inc.*	76,869,397
2,380,983	JD.com, Inc. ADR*	168,764,075
6,398,500	Li Ning Co., Ltd.	67,576,560
9,834,522	Midea Group Co., Ltd. Class A	97,010,087
1,427,102	Oppein Home Group, Inc. Class A	31,844,446
59,042,000	PICC Property & Casualty Co., Ltd. Class H	47,695,055
12,452,000	Ping An Insurance Group Co. of China Ltd. Class H	108,965,459
3,112,800	Shenzhou International Group Holdings Ltd.	69,083,225
6,542,700	Tencent Holdings Ltd.	394,578,116
6,832,209	Weichai Power Co., Ltd. Class A	18,170,414
9,565,000	Weichai Power Co., Ltd. Class H	20,964,404
1,089,849	Yum China Holdings, Inc.(2)	67,601,063
2,448,356	Zhejiang Supor Co., Ltd. Class A	19,658,511
		1,871,248,678
	Czech Republic - 0.5%
4,429,101	Avast plc(1)	35,693,152
	Egypt - 0.2%
4,034,201	Commercial International Bank Egypt S.A.E. GDR*	14,644,150
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5% - (continued)
	Greece - 0.6%
12,086,234	Alpha Bank A.E.*	$ 15,607,759
8,222,759	Eurobank Ergasias S.A.*	7,750,136
1,086,545	Hellenic Telecommunications Organization S.A.	19,827,612
		43,185,507
	Hong Kong - 2.0%
9,721,400	AIA Group Ltd.	116,323,946
8,958,000	Hang Lung Properties Ltd.	23,186,781
		139,510,727
	Hungary - 1.6%
1,384,385	OTP Bank Nyrt*	74,654,195
1,275,583	Richter Gedeon Nyrt	34,996,501
		109,650,696
	India - 6.3%
5,162,119	Bharti Airtel Ltd.	39,047,274
3,016,357	Cipla Ltd.*	37,326,141
4,414,816	HDFC Bank Ltd.	84,959,531
12,745,347	ICICI Bank Ltd.	117,236,467
376,432	Maruti Suzuki India Ltd.	35,368,345
1,370,180	Reliance Industries Ltd.	37,559,471
1,938,586	Tata Consultancy Services Ltd.	82,649,033
		434,146,262
	Indonesia - 0.5%
65,007,000	Bank Mandiri Persero Tbk PT	25,614,460
40,271,800	Bank Rakyat Indonesia Persero Tbk PT	10,331,580
		35,946,040
	Luxembourg - 0.4%
568,214	Ternium S.A. ADR	27,637,929
	Malaysia - 0.3%
18,537,600	CIMB Group Holdings Bhd	19,535,002
	Mexico - 1.7%
8,274,211	Cemex S.A.B. de C.V.*	6,733,675
2,225,762	Cemex S.A.B. de C.V. ADR*	18,095,445
228,970	Fomento Economico Mexicano S.A.B. de C.V. ADR	20,005,109
11,184,426	Grupo Financiero Banorte S.A.B. de C.V. Class O	72,355,686
		117,189,915
	Pakistan - 0.1%
3,442,700	Habib Bank Ltd.	2,683,611
2,668,800	United Bank Ltd.	2,053,221
		4,736,832
	Poland - 0.7%
444,789	KGHM Polska Miedz S.A.	22,457,789
2,463,257	Powszechna Kasa Oszczednosci Bank Polski S.A.*	24,195,409
		46,653,198
	Russia - 6.7%
809,717	LUKOIL PJSC ADR	69,384,122
497,283	Magnit PJSC	36,398,093
479,178	Novatek PJSC GDR	106,630,037
129,224	Polyus PJSC*	24,753,691
74,118	Polyus PJSC GDR	7,144,708
9,206,848	Rosneft Oil Co. PJSC	68,319,940

12

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5% - (continued)
	Russia - 6.7% - (continued)
6,111,068	Sberbank of Russia PJSC ADR	$ 101,697,283
580,039	X5 Retail Group N.V. GDR	18,778,132
455,210	Yandex N.V. Class A*	30,922,415
		464,028,421
	Singapore - 0.3%
79,271	Sea Ltd. ADR*	21,891,479
	South Africa - 5.1%
2,151,878	Aspen Pharmacare Holdings Ltd.*	26,520,919
2,818,466	AVI Ltd.	13,958,392
32,989,620	FirstRand Ltd.	122,400,187
2,286,680	Foschini Group Ltd.*	24,137,605
3,863,553	Gold Fields Ltd.	38,155,457
4,192,069	Impala Platinum Holdings Ltd.	75,568,056
574,639	MultiChoice Group Ltd.	4,767,724
1,822,662	Nedbank Group Ltd.*	21,072,999
2,824,344	Shoprite Holdings Ltd.	30,920,555
		357,501,894
	South Korea - 16.4%
1,013,503	Hana Financial Group, Inc.	38,238,064
58,962	KakaoBank Corp.*	1,999,146
1,234,802	KB Financial Group, Inc.	54,844,813
95,743	Korea Zinc Co., Ltd.	45,581,690
128,291	LG Chem Ltd.	94,230,205
212,813	LG Electronics, Inc.	29,150,925
22,253	LG Household & Health Care Ltd.	28,226,148
1,509,633	LG Uplus Corp.	19,117,987
263,477	NAVER Corp.	99,304,837
66,581	NCSoft Corp.	47,753,458
6,677,761	Samsung Electronics Co., Ltd.	456,334,088
236,419	Samsung Fire & Marine Insurance Co., Ltd.	44,103,482
147,429	Samsung SDI Co., Ltd.	95,171,127
836,916	SK Hynix, Inc.	81,930,957
		1,135,986,927
	Taiwan - 14.5%
3,347,000	Accton Technology Corp.	39,182,380
18,205,036	ASE Technology Holding, Co., Ltd.	80,108,367
46,254,000	CTBC Financial Holding Co., Ltd.	37,877,522
24,108,000	Hon Hai Precision Industry Co., Ltd.	95,268,066
4,385,000	MediaTek, Inc.	143,380,061
27,725,139	Taiwan Semiconductor Manufacturing Co., Ltd.	579,441,426
11,288,000	Uni-President Enterprises Corp.	29,604,282
		1,004,862,104
	Thailand - 0.6%
14,168,300	Kasikornbank PCL NVDR	44,369,464
	Turkey - 0.5%
2,211,213	BIM Birlesik Magazalar A.S.	16,637,895
8,122,360	KOC Holding AS	19,819,098
		36,456,993
	United Arab Emirates - 0.6%
39,388,280	Emaar Properties PJSC	42,576,584
	Total Common Stocks (cost $5,015,548,788)	$ 6,773,045,971
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.5%
	Other Investment Pools & Funds - 2.4%
$ 165,434,385	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(3)		$ 165,434,385
	Securities Lending Collateral - 0.1%
1,840,314	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)		1,840,314
5,135,766	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)		5,135,766
616,330	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(3)		616,330
			7,592,410
	Total Short-Term Investments (cost $173,026,795)		$ 173,026,795
	Total Investments (cost $5,188,575,583)	100.0%	$ 6,946,072,766
	Other Assets and Liabilities	(0.0)%	(1,309,465)
	Total Net Assets	100.0%	$ 6,944,763,301
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $128,155,317, representing 1.8% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

13

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$ 39,699,091	$ 39,699,091	$ —	$ —
Brazil	632,122,296	632,122,296	—	—
Cayman Islands	69,803,322	—	69,803,322	—
Chile	23,969,308	23,969,308	—	—
China	1,871,248,678	549,698,243	1,321,550,435	—
Czech Republic	35,693,152	—	35,693,152	—
Egypt	14,644,150	14,644,150	—	—
Greece	43,185,507	—	43,185,507	—
Hong Kong	139,510,727	—	139,510,727	—
Hungary	109,650,696	—	109,650,696	—
India	434,146,262	—	434,146,262	—
Indonesia	35,946,040	—	35,946,040	—
Luxembourg	27,637,929	27,637,929	—	—
Malaysia	19,535,002	—	19,535,002	—
Mexico	117,189,915	117,189,915	—	—
Pakistan	4,736,832	2,683,611	2,053,221	—
Poland	46,653,198	—	46,653,198	—
Russia	464,028,421	161,611,544	302,416,877	—
Singapore	21,891,479	21,891,479	—	—
South Africa	357,501,894	198,567,777	158,934,117	—
South Korea	1,135,986,927	28,226,148	1,107,760,779	—
Taiwan	1,004,862,104	—	1,004,862,104	—
Thailand	44,369,464	—	44,369,464	—
Turkey	36,456,993	36,456,993	—	—
United Arab Emirates	42,576,584	—	42,576,584	—
Short-Term Investments	173,026,795	173,026,795	—	—
Total	$ 6,946,072,766	$ 2,027,425,279	$ 4,918,647,487	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
14

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 45.4%
	Argentina - 1.2%
$ 117,000	YPF Energia Electrica S.A. 10.00%, 07/25/2026(1)	$ 103,107
	YPF S.A.
160,000	8.50%, 07/28/2025(2)	124,802
300,000	8.50%, 06/27/2029(1)	215,253
		443,162
	Austria - 1.0%
300,000	Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de C.V. 5.00%, 05/07/2028(1)	305,400
81,000	Suzano Austria GmbH 3.13%, 01/15/2032	80,271
		385,671
	Brazil - 1.6%
210,000	Banco do Brasil S.A. 9.00%, 06/18/2024, (9.00% fixed rate until 06/18/2024; 10 year USD CMT + 6.362% thereafter)(1)(3)(4)	234,152
330,097	Prumo Participacoes e Investimentos S.A 7.50%, 12/31/2031(1)	367,236
		601,388
	British Virgin Islands - 2.0%
200,000	CAS Capital Ltd. 4.00%, 07/12/2026, (4.00% fixed rate until 07/12/2026; 5 year USD CMT + 3.642% thereafter)(2)(3)(4)	202,200
200,000	China Railway Xunjie Co., Ltd. 3.25%, 07/28/2026(2)	214,056
200,000	Elect Global Investments Ltd. 4.85%, 08/25/2023(2)(4)	208,501
200,000	Huarong Finance II Co., Ltd. 5.00%, 11/19/2025(2)	139,000
		763,757
	Canada - 1.2%
200,000	First Quantum Minerals Ltd. 6.50%, 03/01/2024(1)	203,800
200,000	MEGlobal Canada ULC 5.88%, 05/18/2030(1)	247,866
		451,666
	Cayman Islands - 2.8%
200,000	Baidu, Inc. 4.38%, 05/14/2024	217,370
200,000	CIFI Holdings Group Co., Ltd. 6.45%, 11/07/2024(2)	207,097
190,000	CSN Islands Corp. 7.00%, 09/23/2021(1)(4)	191,330
200,000	Dar Al-Arkan Sukuk Co., Ltd. 6.75%, 02/15/2025(2)	207,256
39,000	Fibria Overseas Finance Ltd. 5.50%, 01/17/2027	45,045
200,000	XP, Inc. 3.25%, 07/01/2026(1)(5)	195,560
		1,063,658
	Chile - 0.7%
272,576	Empresa Electrica Cochrane S.p.A. 5.50%, 05/14/2027(1)	271,240
	China - 1.0%
400,000	Wens Foodstuffs Group Co., Ltd. 2.35%, 10/29/2025(2)	370,029
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 45.4% - (continued)
	Colombia - 0.9%
$ 200,000	Banco Davivienda S.A. 6.65%, 04/22/2031, (6.65% fixed rate until 04/22/2031; 10 year USD CMT + 5.097% thereafter)(1)(3)(4)	$ 211,000
	Ecopetrol S.A.
51,000	5.88%, 05/28/2045	54,417
79,000	6.88%, 04/29/2030(5)	95,195
		360,612
	Hong Kong - 1.2%
200,000	Beijing State-Owned Assets Management Hong Kong Co., Ltd. 4.13%, 05/26/2025(2)	214,609
200,000	Lenovo Group Ltd. 5.88%, 04/24/2025(2)	227,716
		442,325
	India - 0.5%
200,000	ReNew Power Pvt Ltd. 5.88%, 03/05/2027(1)(5)	209,505
	Indonesia - 2.4%
200,000	Indonesia Asahan Aluminium Persero PT 5.80%, 05/15/2050(1)	237,000
360,000	Pertamina Persero PT 6.00%, 05/03/2042(1)	443,517
200,000	Perusahaan Listrik Negara PT 5.25%, 05/15/2047(1)	225,000
		905,517
	Ireland - 0.5%
200,000	Hacienda Investments Ltd. Via DME Airport DAC 5.35%, 02/08/2028(1)	209,590
	Israel - 0.2%
75,000	Energean Israel Finance Ltd. 4.50%, 03/30/2024(1)(2)	76,308
	Jersey - 0.5%
200,000	Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036(1)	198,080
	Kazakhstan - 0.8%
285,000	KazMunayGas National Co. JSC 3.50%, 04/14/2033(1)	295,744
	Luxembourg - 4.0%
200,000	Amaggi Luxembourg International S.a.r.l. 5.25%, 01/28/2028(1)	208,800
208,870	FEL Energy S.a.r.l. 5.75%, 12/01/2040(1)	221,141
80,000	Gol Finance S.A. 7.00%, 01/31/2025(1)	74,247
200,000	Jbs Finance Luxembourg S.a.r.l. 3.63%, 01/15/2032(1)	200,750
200,000	MC Brazil Downstream Trading S.a.r.l. 7.25%, 06/30/2031(1)	207,940
200,000	Movida Europe S.A. 5.25%, 02/08/2031(1)	202,502
200,000	Puma International Financing S.A. 5.00%, 01/24/2026(1)	200,000
200,000	Unigel Luxembourg S.A. 8.75%, 10/01/2026(1)	215,700
		1,531,080
	Malaysia - 0.9%
310,000	Petronas Capital Ltd. 3.50%, 04/21/2030(1)	339,038
	Mexico - 10.3%
200,000	Axtel S.A.B. de C.V. 6.38%, 11/14/2024(1)	207,252

15

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 45.4% - (continued)
	Mexico - 10.3% - (continued)
$ 200,000	Banco Mercantil del Norte S.A. 7.63%, 01/10/2028, (7.62% fixed rate until 01/10/2028; 10 year USD CMT + 5.353% thereafter)(1)(3)(4)	$ 228,000
200,000	BBVA Bancomer S.A. 5.88%, 09/13/2034, (5.87% fixed rate until 09/13/2029; 5 year USD CMT + 4.308% thereafter)(1)(3)	216,994
350,000	Cibanco Sa Ins De Banca 4.38%, 07/22/2031(1)(5)	341,341
219,360	Cometa Energia S.A. de C.V. 6.38%, 04/24/2035(1)	256,925
	Comision Federal de Electricidad
200,000	3.88%, 07/26/2033(1)	198,900
200,000	4.68%, 02/09/2051(1)	194,752
MXN 16,510,000	Grupo Televisa S.A.B. 7.25%, 05/14/2043	588,451
$ 200,000	Infraestructura Energetica Nova S.A.B. de C.V. 4.88%, 01/14/2048(1)	207,000
	Petroleos Mexicanos
385,000	6.49%, 01/23/2027	408,947
180,000	6.50%, 01/23/2029	186,822
390,000	7.69%, 01/23/2050	379,080
200,000	Total Play Telecomunicaciones S.A. de C.V. 7.50%, 11/12/2025(1)	213,620
230,000	Trust Fibra Uno 6.39%, 01/15/2050(1)	273,615
		3,901,699
	Netherlands - 3.6%
200,000	Braskem Netherlands Finance B.V. 8.50%, 01/23/2081, (8.50% fixed rate until 10/24/2025; 5 year USD CMT + 8.220% thereafter)(1)(3)	230,502
200,000	CIMPOR Financial Operations B.V. 5.75%, 07/17/2024(1)	191,252
200,000	Metinvest B.V. 7.65%, 10/01/2027(1)	220,254
100,000	Petrobras Global Finance B.V. 6.90%, 03/19/2049	117,280
200,000	SABIC Capital B.V. 2.15%, 09/14/2030(2)	195,037
200,000	Teva Pharmaceutical Finance Netherlands B.V. 3.15%, 10/01/2026	191,920
200,000	VEON Holdings B.V. 3.38%, 11/25/2027(1)	201,638
		1,347,883
	Panama - 0.5%
200,000	AES Panama Generation Holdings 4.38%, 05/31/2030(1)	206,942
	Peru - 1.5%
247,000	Banco BBVA Peru S.A. 5.25%, 09/22/2029, (5.25% fixed rate until 09/22/2024; 5 year USD CMT + 2.750% thereafter)(1)(3)(5)	258,115
300,000	Banco Internacional del Peru SAA 4.00%, 07/08/2030, (4.00% fixed rate until 07/08/2025; 12 mo. USD CMT + 3.711% thereafter)(1)(3)(5)	294,000
		552,115
	Qatar - 0.7%
240,000	Qatar Petroleum 3.13%, 07/12/2041(1)	248,849
	South Korea - 0.6%
200,000	SK Innovation Co., Ltd. 4.13%, 07/13/2023(2)	210,113
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 45.4% - (continued)
	Turkey - 1.7%
$ 200,000	Akbank TAS 6.80%, 02/06/2026(1)	$ 211,790
200,000	Limak Iskenderun Uluslararasi Liman Isletmeciligi AS 9.50%, 07/10/2036(1)	209,949
200,000	Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(1)	216,599
		638,338
	United Arab Emirates - 0.5%
200,000	Kuwait Projects Co. SPC Ltd. 4.23%, 10/29/2026(2)	195,934
	United Kingdom - 1.5%
310,000	Gazprom PJSC via Gaz Finance plc 3.25%, 02/25/2030(1)	308,869
250,000	NAK Naftogaz Ukraine via Kondor Finance plc 7.63%, 11/08/2026(1)	255,366
		564,235
	United States - 1.1%
200,000	Sasol Financing USA LLC 5.50%, 03/18/2031	208,500
200,000	SierraCol Energy Andina LLC 6.00%, 06/15/2028(1)	200,250
		408,750
	Total Corporate Bonds (cost $16,746,525)	$ 17,193,228
FOREIGN GOVERNMENT OBLIGATIONS - 52.2%
	Argentina - 1.2%
200,000	Autonomous City of Buenos Aires Argentina 7.50%, 06/01/2027(1)	$ 177,002
371,291	Provincia de Cordoba 5.00%, 12/10/2025(1)(5)(6)	279,508
		456,510
	Azerbaijan - 0.5%
180,000	Republic of Azerbaijan International Bond 3.50%, 09/01/2032(1)	186,750
	Brazil - 4.3%
	Brazil Notas do Tesouro Nacional
BRL 200,000	10.00%, 01/01/2023	39,422
3,498,000	10.00%, 01/01/2025	695,376
1,100,000	10.00%, 01/01/2027	218,804
300,000	10.00%, 01/01/2031	59,134
	Brazilian Government International Bond
$ 220,000	3.75%, 09/12/2031	217,470
400,000	3.88%, 06/12/2030	403,260
		1,633,466
	Cameroon - 0.3%
EUR 110,000	Republic of Cameroon International Bond 5.95%, 07/07/2032(1)	128,569
	Chile - 1.5%
	Bonos de la Tesoreria de la Republica en pesos
CLP 95,000,000	2.30%, 10/01/2028(1)(2)	110,275
65,000,000	2.50%, 03/01/2025	84,580
80,000,000	4.70%, 09/01/2030(1)(2)	107,637
$ 275,000	Chile Government International Bond 2.55%, 07/27/2033	279,101
		581,593

16

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 52.2% - (continued)
	Colombia - 1.4%
	Colombia Government International Bond
$ 200,000	3.00%, 01/30/2030(5)	$ 196,328
COP 1,103,000,000	9.85%, 06/28/2027	337,743
		534,071
	Costa Rica - 0.6%
$ 200,000	Costa Rica Government International Bond 7.16%, 03/12/2045(1)(5)	211,952
	Czech Republic - 1.4%
	Czech Republic Government Bond
CZK 2,140,000	0.05%, 11/29/2029	86,761
8,970,000	2.40%, 09/17/2025(2)	431,084
		517,845
	Dominican Republic - 1.6%
	Dominican Republic International Bond
$ 230,000	5.30%, 01/21/2041(1)	232,590
110,000	6.85%, 01/27/2045(1)	124,988
230,000	6.88%, 01/29/2026(1)	265,190
		622,768
	Ecuador - 1.6%
	Ecuador Government International Bond
495,311	0.50%, 07/31/2040(1)(6)	304,621
260,000	1.00%, 07/31/2035(1)(6)	180,053
140,165	5.00%, 07/31/2030(1)(6)	122,295
		606,969
	Egypt - 0.7%
260,000	Egypt Government International Bond 8.70%, 03/01/2049(1)	271,430
	El Salvador - 0.3%
	El Salvador Government International Bond
70,000	7.75%, 01/24/2023(1)	67,641
70,000	8.63%, 02/28/2029(1)	65,569
		133,210
	Guatemala - 0.6%
200,000	Guatemala Government Bond 4.90%, 06/01/2030(2)	222,000
	Hungary - 1.6%
	Hungary Government Bond
HUF 11,200,000	1.50%, 08/23/2023	37,245
48,190,000	2.75%, 12/22/2026	164,609
23,210,000	3.00%, 06/26/2024	79,407
48,020,000	3.00%, 08/21/2030	167,513
39,800,000	6.00%, 11/24/2023	144,851
		593,625
	Indonesia - 4.1%
	Indonesia Treasury Bond
IDR 778,000,000	7.00%, 05/15/2022	55,408
4,302,000,000	7.00%, 05/15/2027	318,876
1,194,000,000	7.50%, 08/15/2032	88,161
4,169,000,000	8.25%, 06/15/2032	323,372
4,004,000,000	8.75%, 05/15/2031	323,762
5,310,000,000	9.00%, 03/15/2029	430,317
		1,539,896
	Ivory Coast - 0.6%
EUR 180,000	Ivory Coast Government International Bond 6.63%, 03/22/2048(1)	226,721
	Jordan - 0.6%
$ 200,000	Jordan Government International Bond 5.75%, 01/31/2027(1)	215,250
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 52.2% - (continued)
	Kenya - 0.6%
$ 200,000	Kenya Government International Bond 8.00%, 05/22/2032(1)	$ 225,852
	Malaysia - 3.1%
	Malaysia Government Bond
MYR 830,000	3.48%, 06/14/2024	203,126
1,030,000	3.89%, 08/15/2029	256,364
2,848,000	3.90%, 11/30/2026	717,210
		1,176,700
	Mexico - 3.1%
	Mexican Bonos
MXN 8,700,000	5.75%, 03/05/2026	424,588
2,070,000	7.75%, 05/29/2031	110,316
2,050,000	7.75%, 11/23/2034	108,501
4,040,000	7.75%, 11/13/2042	206,251
$ 300,000	Mexico Government International Bond 4.28%, 08/14/2041	317,157
		1,166,813
	Nigeria - 1.4%
500,000	Nigeria Government International Bond 7.14%, 02/23/2030(1)	525,086
	Oman - 1.4%
	Oman Government International Bond
232,000	7.00%, 01/25/2051(1)	239,540
240,000	7.38%, 10/28/2032(1)	274,406
		513,946
	Panama - 0.7%
260,000	Panama Government International Bond 2.25%, 09/29/2032	251,420
	Paraguay - 0.5%
200,000	Paraguay Government International Bond 2.74%, 01/29/2033(1)	194,800
	Peru - 0.2%
	Peru Government Bond
PEN 112,000	5.40%, 08/12/2034	23,423
190,000	6.35%, 08/12/2028	49,066
		72,489
	Poland - 0.9%
	Republic of Poland Government Bond
PLN 296,000	2.25%, 10/25/2024	80,775
610,000	2.50%, 01/25/2023	163,643
330,000	2.75%, 10/25/2029	94,447
		338,865
	Qatar - 1.2%
	Qatar Government International Bond
$ 200,000	3.40%, 04/16/2025(1)	217,520
200,000	3.75%, 04/16/2030(1)	227,440
		444,960
	Romania - 1.4%
	Romania Government Bond
RON 1,120,000	4.50%, 06/17/2024	283,231
190,000	5.00%, 02/12/2029	50,471
$ 172,000	Romanian Government International Bond 4.00%, 02/14/2051(1)	181,895
		515,597
	Russia - 4.1%
	Russian Federal Bond - OFZ
RUB 15,060,000	7.05%, 01/19/2028	209,501
7,250,000	7.15%, 11/12/2025	101,095

17

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 52.2% - (continued)
	Russia - 4.1% - (continued)
RUB 2,689,000	7.25%, 05/10/2034	$ 37,903
12,750,000	7.70%, 03/23/2033	186,344
6,470,000	7.75%, 09/16/2026	92,525
19,715,000	8.15%, 02/03/2027	287,776
12,102,000	8.50%, 09/17/2031	185,975
$ 400,000	Russian Foreign Bond - Eurobond 4.75%, 05/27/2026(1)	455,512
		1,556,631
	Saudi Arabia - 1.9%
	Saudi Government International Bond
230,000	3.25%, 10/26/2026(1)	250,416
400,000	4.50%, 10/26/2046(1)	469,452
		719,868
	South Africa - 3.4%
	Republic of South Africa Government Bond
ZAR 9,135,700	7.00%, 02/28/2031	537,183
4,030,000	8.50%, 01/31/2037	235,036
	Republic of South Africa Government International Bond
$ 300,000	4.30%, 10/12/2028	309,450
200,000	4.85%, 09/30/2029	211,180
		1,292,849
	Thailand - 0.9%
THB 10,338,000	Thailand Government Bond 3.63%, 06/16/2023	332,703
	Turkey - 1.7%
	Turkey Government Bond
TRY 1,220,000	10.50%, 08/11/2027	109,316
670,000	11.70%, 11/13/2030	61,068
720,000	12.60%, 10/01/2025	73,571
	Turkey Government International Bond
$ 200,000	4.88%, 10/09/2026	197,000
200,000	5.88%, 06/26/2031	195,618
		636,573
	Ukraine - 1.0%
	Ukraine Government International Bond
200,000	7.38%, 09/25/2032(1)	208,000
170,000	7.75%, 09/01/2025(1)	184,640
		392,640
	United Arab Emirates - 1.8%
	Abu Dhabi Government International Bond
450,000	3.13%, 04/16/2030(1)	492,786
200,000	3.13%, 09/30/2049(1)	205,380
		698,166
	Total Foreign Government Obligations (cost $19,322,288)	$ 19,738,583
	Total Long-Term Investments (cost $36,068,813)	$ 36,931,811
SHORT-TERM INVESTMENTS - 5.3%
	Other Investment Pools & Funds - 1.2%
459,391	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(7)	$ 459,391
	Securities Lending Collateral - 3.7%
338,175	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(7)	338,175
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 5.3% - (continued)
	Securities Lending Collateral - 3.7% - (continued)
943,746	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(7)		$ 943,746
113,256	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(7)		113,256
			1,395,177
	U.S. Treasury Securities - 0.4%
$ 150,000	U.S. Treasury Bills 0.05%, 10/21/2021(8)		149,984
	Total Short-Term Investments (cost $2,004,552)		$ 2,004,552
	Total Investments (cost $38,073,365)	102.9%	$ 38,936,363
	Other Assets and Liabilities	(2.9)%	(1,080,794)
	Total Net Assets	100.0%	$ 37,855,569
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $19,534,346, representing 51.6% of net assets.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $3,663,654, representing 9.7% of net assets.
(3)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Represents entire or partial securities on loan.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	Current yield as of period end.
(8)	The rate shown represents current yield to maturity.

18

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
138,290,000	CLP	196,518	USD	UBS	08/09/2021	$ (14,347)
13,130,000	CNY	2,003,560	USD	JPM	08/23/2021	27,040
1,260,000	CNY	190,866	USD	UBS	08/23/2021	3,998
120,000	CNY	18,442	USD	JPM	09/10/2021	91
1,600,300	CNY	248,174	USD	UBS	09/10/2021	(1,032)
1,284,205,000	COP	344,568	USD	JPM	08/05/2021	(13,502)
1,283,730,000	COP	354,622	USD	UBS	08/05/2021	(23,678)
14,120,000	INR	190,296	USD	UBS	08/20/2021	(921)
3,290,000	PLN	903,375	USD	UBS	09/07/2021	(49,274)
10,910,000	THB	347,121	USD	UBS	08/18/2021	(15,219)
185,623	USD	138,290,000	CLP	UBS	08/09/2021	3,452
320,050	USD	2,109,000	CNY	JPM	08/23/2021	(6,115)
871,668	USD	5,700,000	CNY	UBS	08/23/2021	(9,857)
335,836	USD	1,287,930,000	COP	JPM	08/05/2021	3,809
332,640	USD	1,280,000,000	COP	UBS	08/05/2021	2,658
130,141	USD	110,000	EUR	JPM	10/20/2021	(557)
224,084	USD	190,000	EUR	MSC	10/20/2021	(1,668)
190,966	USD	14,120,000	INR	JPM	08/20/2021	1,590
311,298	USD	6,300,000	MXN	BOA	10/21/2021	(1,584)
117,835	USD	440,000	PLN	CBK	09/07/2021	3,608
170,575	USD	660,000	PLN	UBS	09/07/2021	(764)
Total foreign currency contracts						$ (92,272)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 17,193,228	$ —	$ 17,193,228	$ —
Foreign Government Obligations	19,738,583	—	19,738,583	—
Short-Term Investments	2,004,552	1,854,568	149,984	—
Foreign Currency Contracts(2)	46,246	—	46,246	—
Total	$ 38,982,609	$ 1,854,568	$ 37,128,041	$ —
Liabilities
Foreign Currency Contracts(2)	$ (138,518)	$ —	$ (138,518)	$ —
Total	$ (138,518)	$ —	$ (138,518)	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
19

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.2%
	Australia - 1.9%
2,446,571	Beach Energy Ltd.	$ 2,152,060
130,039	BHP Group Ltd.	5,107,777
165,724	BHP Group plc	5,365,536
117,220	Champion Iron Ltd.*	655,018
61,175	Collection House Ltd.*	8,100
377,037	Fortescue Metals Group Ltd.	6,889,447
411,892	Iluka Resources Ltd.	3,002,634
48,278	IPH Ltd.	287,099
38,953	McMillan Shakespeare Ltd.	362,739
97,572	Mineral Resources Ltd.	4,514,575
506,379	OceanaGold Corp.*	986,294
155,133	OZ Minerals Ltd.	2,630,101
475,648	Perenti Global Ltd.	319,430
1,778,527	Perseus Mining Ltd.*	2,173,536
677,024	Regis Resources Ltd.	1,276,088
115,955	Rio Tinto Ltd.	11,364,745
1,143,562	St. Barbara Ltd.	1,480,578
218,170	Western Areas Ltd.	419,276
444,151	Westgold Resources Ltd.*	569,847
		49,564,880
	Austria - 0.7%
32,991	BAWAG Group AG(1)	1,874,201
135,393	Erste Group Bank AG	5,246,556
120,149	OMV AG	6,487,296
149,398	Raiffeisen Bank International AG	3,532,478
		17,140,531
	Belgium - 0.3%
69,511	Ageas S.A.	3,670,575
50,069	bpost S.A.*	562,263
3,704	D'ieteren S.A.	593,671
28,108	Ontex Group N.V.*	312,657
17,484	Solvay S.A.	2,335,102
14,559	Telenet Group Holding N.V.	546,420
3,927	Wereldhave Belgium Comm REIT	222,904
		8,243,592
	Bermuda - 0.0%
181,687	DHT Holdings, Inc.	1,053,785
	Brazil - 0.6%
280,700	BB Seguridade Participacoes S.A.	1,151,742
388,346	Cia de Saneamento Basico do Estado de Sao Paulo	2,644,026
2,102,553	Cia de Saneamento do Parana	1,598,639
183,034	Cia Paranaense de Energia	1,043,294
395,195	Cia Siderurgica Nacional S.A. ADR	3,517,236
255,900	EDP - Energias do Brasil S.A.	841,658
312,500	Engie Brasil Energia S.A.	2,275,836
297,500	Light S.A.	828,253
487,500	Petro Rio S.A.*	1,670,787
121,200	Sao Martinho S.A.	746,294
61,000	SLC Agricola S.A.	527,048
		16,844,813
	Canada - 6.2%
651,442	ARC Resources Ltd.	4,929,154
15,200	AutoCanada, Inc.*(2)	618,429
768,681	B2Gold Corp.	3,222,348
381,424	BCE, Inc.	19,037,570
14,436	Boardwalk Real Estate Investment Trust REIT	528,564
75,657	BRP, Inc.	6,338,912
52,100	Canaccord Genuity Group, Inc.	567,938
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.2% - (continued)
	Canada - 6.2% - (continued)
157,588	Canacol Energy Ltd.	$ 402,938
111,955	Canadian National Railway Co.	12,164,652
113,345	Canadian Natural Resources Ltd.	3,740,312
45,856	Canadian Solar, Inc.*	1,845,704
58,853	Canfor Corp.*	1,136,397
39,500	Cascades, Inc.	506,256
33,676	Celestica, Inc.*	297,729
212,700	Centerra Gold, Inc.	1,709,988
252,171	CI Financial Corp.	4,598,341
27,621	Cogeco Communications, Inc.	2,615,316
152,253	Corus Entertainment, Inc. Class B	706,593
418,876	Crescent Point Energy Corp.	1,530,999
112,184	Dollarama, Inc.	5,282,791
362,410	Dundee Precious Metals, Inc.	2,193,167
129,999	ECN Capital Corp.	1,093,050
200	E-L Financial Corp. Ltd.	147,804
140,795	Equinox Gold Corp.*	979,561
10,100	Equitable Group, Inc.	1,214,332
59,288	ERO Copper Corp.*	1,193,268
189,394	First Quantum Minerals Ltd.	4,056,274
145,880	Fortuna Silver Mines, Inc.*	693,386
7,800	goeasy Ltd.	1,069,093
37,400	Home Capital Group, Inc.*	1,164,628
216,999	Hudbay Minerals, Inc.	1,549,744
81,267	iA Financial Corp., Inc.	4,495,871
593,349	IAMGOLD Corp.*	1,621,770
30,101	IGM Financial, Inc.	1,062,317
93,841	Imperial Oil Ltd.	2,570,925
88,196	Innergex Renewable Energy, Inc.	1,537,563
60,051	Interfor Corp.	1,231,729
21,600	Intertape Polymer Group, Inc.	480,789
587,733	Kinross Gold Corp.	3,848,813
53,711	Largo Resources Ltd.*	878,250
33,600	Linamar Corp.	1,988,099
359,843	Lundin Mining Corp.	3,279,428
73,493	Magna International, Inc.	6,161,725
318,925	Manulife Financial Corp.	6,165,815
42,700	Martinrea International, Inc.	433,298
377,852	MEG Energy Corp.*	2,410,790
215,456	New Gold, Inc.*	352,301
25,600	North West Co., Inc.	746,085
116,063	Parex Resources, Inc.*	1,907,095
22,100	Stelco Holdings, Inc.	729,817
22,249	Stella-Jones, Inc.	807,320
120,904	Sun Life Financial, Inc.	6,297,164
46,537	TFI International, Inc.	5,209,488
104,135	Torex Gold Resources, Inc.*	1,171,060
201,337	Tourmaline Oil Corp.	5,496,584
38,664	Transcontinental, Inc. Class A	765,160
211,017	Wesdome Gold Mines Ltd.*	2,134,526
111,988	West Fraser Timber Co., Ltd.	8,032,868
468,622	Whitecap Resources, Inc.	2,144,783
		161,096,671
	Cayman Islands - 0.1%
203,256	Hello Group, Inc.	2,518,342
	Chile - 0.1%
5,118,246	Aguas Andinas S.A. Class A	1,040,665
50,621	CAP S.A.	877,164
196,370	Enel Chile S.A. ADR	510,562
1,922,676	Enel Generacion Chile S.A.	471,748
		2,900,139

20

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.2% - (continued)
	China - 6.0%
55,327	360 DigiTech, Inc. ADR*	$ 1,175,699
420,000	Agile Group Holdings Ltd.	459,503
3,579,000	Agricultural Bank of China Ltd. Class H	1,193,501
25,920	Alibaba Group Holding Ltd. ADR*	5,059,325
824,250	A-Living Services Co., Ltd.(1)	3,143,829
2,526,500	BAIC Motor Corp. Ltd. Class H(1)	901,958
25,571	Baidu, Inc. ADR*	4,193,900
10,337,000	Bank of China Ltd. Class H	3,592,007
999,000	Bank of Communications Co., Ltd. Class H	577,871
205,800	CanSino Biologics, Inc.*(1)(2)	8,730,390
4,676,000	China BlueChemical Ltd. Class H	1,476,204
1,233,000	China Conch Venture Holdings Ltd.	4,495,343
6,907,000	China Construction Bank Corp. Class H	4,811,025
2,162,000	China Feihe Ltd.(1)	4,156,466
1,272,800	China International Capital Corp. Ltd. Class H(1)	2,931,922
1,267,000	China Lesso Group Holdings Ltd. Class L	2,645,628
1,737,000	China Life Insurance Co., Ltd. Class H	2,895,135
681,000	China Lilang Ltd.	425,589
1,889,000	China Longyuan Power Group Corp. Ltd. Class H	3,537,467
2,197,000	China Machinery Engineering Corp. Class H*	1,036,796
1,977,000	China Medical System Holdings Ltd.	4,014,900
948,600	China Pacific Insurance Group Co., Ltd. Class H	2,671,278
1,184,000	China SCE Group Holdings Ltd.	413,237
984,000	China Shineway Pharmaceutical Group Ltd.	996,677
2,230,000	China Suntien Green Energy Corp. Ltd. Class H	1,155,994
14,114,000	China Tower Corp. Ltd. Class H(1)	1,872,344
906,500	China Yongda Automobiles Services Holdings Ltd.	1,692,642
735,000	CITIC Securities Co., Ltd. Class H	1,636,828
1,598,000	COFCO Meat Holdings Ltd.	465,082
1,708,000	Consun Pharmaceutical Group Ltd.	1,008,151
1,077,500	CSC Financial Co., Ltd. Class H(1)	1,063,963
3,120,000	CSPC Pharmaceutical Group Ltd.	4,211,496
2,761,000	Dali Foods Group Co. Ltd.(1)	1,495,765
93,975	Daqo New Energy Corp. ADR*	5,568,019
2,416,000	Dongfeng Motor Group Co., Ltd. Class H	2,143,210
88,800	ENN Energy Holdings Ltd.	1,853,104
409,000	Fu Shou Yuan International Group Ltd.	390,313
701,000	Great Wall Motor Co., Ltd. Class H	3,386,922
424,000	Greentown China Holdings Ltd.	468,309
31,828	GreenTree Hospitality Group Ltd. ADR*	284,861
2,256,000	Guangzhou Automobile Group Co., Ltd. Class H	1,955,448
228,000	Haitian International Holdings Ltd.	834,703
512,500	Hengan International Group Co., Ltd.	3,039,976
196,241	HUYA, Inc. ADR*(2)	2,509,922
8,794,000	Industrial & Commercial Bank of China Ltd. Class H	4,883,246
360,000	Jiangxi Copper Co., Ltd. Class H	755,825
36,934	JinkoSolar Holding Co., Ltd. ADR*(2)	1,990,373
121,500	Kintor Pharmaceutical Ltd.*(1)	1,154,626
428,000	KWG Group Holdings Ltd.	469,725
1,634,000	Lenovo Group Ltd.	1,523,676
266,500	Livzon Pharmaceutical Group, Inc.	1,005,884
6,369,000	Lonking Holdings Ltd.	1,985,042
129,500	NetDragon Websoft Holdings Ltd.	302,416
841,000	Ping An Insurance Group Co. of China Ltd. Class H	7,359,456
304,000	Q Technology Group Co., Ltd.	520,506
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.2% - (continued)
	China - 6.0% - (continued)
68,000	Qingling Motors Co., Ltd. Class H	$ 14,439
445,000	Sany Heavy Equipment International Holdings Co., Ltd.	488,468
159,000	S-Enjoy Service Group Co., Ltd.	363,175
201,500	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	430,041
1,755,000	Sinopec Engineering Group Co., Ltd. Class H	1,000,536
1,020,800	Sinopharm Group Co., Ltd. Class H	2,676,756
1,754,000	Sinotrans Ltd. Class H	648,868
838,000	Sinotruk Hong Kong Ltd.	1,436,527
1,068,000	Tianneng Power International Ltd.(2)	2,049,239
435,000	Times Neighborhood Holdings Ltd.(2)	290,934
161,000	Vipshop Holdings Ltd. ADR*	2,677,430
5,222,000	Want Want China Holdings Ltd.	3,524,883
312,000	Weichai Power Co., Ltd. Class H	683,836
1,433,000	Xinjiang Goldwind Science & Technology Co., Ltd. Class H(2)	2,692,666
219,600	Xinte Energy Co., Ltd.(2)	502,926
1,842,000	Xinyi Solar Holdings Ltd.	3,710,286
1,268,000	Yadea Group Holdings Ltd.(1)	2,182,130
388,000	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H(1)	554,505
814,000	Yangzijiang Shipbuilding Holdings Ltd.	823,709
538,200	YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(1)	414,984
94,088	Yuzhou Group Holdings Co., Ltd.(2)	19,372
282,000	Zhongsheng Group Holdings Ltd.	2,598,979
1,693,600	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	1,458,640
		155,766,806
	Cyprus - 0.3%
344,151	Polymetal International plc	7,478,219
	Czech Republic - 0.1%
175,286	Avast plc(1)	1,412,591
76,878	O2 Czech Republic AS	938,677
		2,351,268
	Denmark - 1.4%
4,069	AP Moller - Maersk A/S Class B	11,292,380
18,467	D/S Norden A/S	527,418
270,739	Genmab A/S ADR*	12,199,499
43,883	Pandora A/S	5,676,573
247,940	Scandinavian Tobacco Group A/S Class A(1)	5,079,356
80,953	Spar Nord Bank A/S	973,347
21,948	Sydbank A/S	671,931
		36,420,504
	Finland - 0.4%
835,715	Nokia Oyj*	5,134,917
258,131	Outokumpu Oyj*	1,841,651
56,933	TietoEVRY Oyj	1,914,905
21,430	Tokmanni Group Corp.	618,737
		9,510,210
	France - 4.6%
12,213	Amundi S.A.(1)	1,127,912
49,652	Atos SE	2,374,492
81,060	BNP Paribas S.A.	4,942,968
112,684	Cie de Saint-Gobain	8,054,455
29,225	Cie Generale des Etablissements Michelin SCA	4,773,679
58,767	Coface S.A.*	737,691
153,972	Danone S.A.	11,325,178
6,943	Eramet*	555,204

21

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.2% - (continued)
	France - 4.6% - (continued)
240,045	Eutelsat Communications S.A.	$ 2,611,945
80,268	Faurecia SE	3,582,561
8,735	Fnac Darty S.A.*	606,315
34,077	Gaztransport Et Technigaz S.A.	2,732,560
78,350	Ipsen S.A.	8,372,516
35,999	IPSOS	1,672,450
230,244	Metropole Television S.A.	4,610,381
17,751	Nexans S.A.	1,699,008
98,593	Novacyt S.A.*(2)	446,070
512,067	Orange S.A.(2)	5,698,862
74,210	Publicis Groupe S.A.	4,684,923
152,925	Rexel S.A.	3,228,539
12,552	Rothschild & Co.	469,773
318,548	Sanofi	32,833,764
15,775	Societe BIC S.A.	1,069,478
161,351	Societe Generale S.A.	4,725,277
61,770	Technip Energies N.V.*	837,163
114,000	Total SE(2)	4,971,165
2,935	Trigano S.A.	634,842
67,015	Valneva SE*(2)	942,687
		120,321,858
	Georgia - 0.0%
68,559	TBC Bank Group plc*	1,156,906
	Germany - 3.0%
14,141	Aurubis AG	1,432,070
49,351	BASF SE	3,877,924
119,545	Bayer AG	7,122,371
35,842	Bayerische Motoren Werke AG	3,563,815
45,682	BioNTech SE*	14,999,685
118,072	CECONOMY AG*	566,453
72,610	Covestro AG(1)	4,677,622
52,583	Daimler AG	4,692,476
322,589	Deutsche Bank AG*	4,066,639
15,048	Deutsche Boerse AG	2,510,968
10,186	Draegerwerk AG & Co. KGaA	936,443
17,823	DWS Group GmbH & Co. KgaA(1)	840,665
6,024	flatexDEGIRO AG*(2)	727,945
64,626	Freenet AG	1,545,679
91,029	Fresenius SE & Co. KGaA	4,784,481
21,272	Hochtief AG(2)	1,687,874
5,294	Hornbach Holding AG & Co. KGaA	594,834
57,297	Kloeckner & Co. SE*	871,636
51,322	Porsche Automobil Holding SE	5,554,639
87,233	ProSiebenSat.1 Media SE	1,657,335
30,112	Salzgitter AG*	1,172,391
251,499	Schaeffler AG	2,189,983
40,727	Takkt AG	669,431
19,456	VERBIO Vereinigte BioEnergie AG(2)	1,053,935
12,042	Volkswagen AG	2,933,076
17,892	Wacker Chemie AG	2,631,984
		77,362,354
	Greece - 0.1%
31,735	JUMBO S.A.	504,172
60,011	Star Bulk Carriers Corp.	1,142,009
		1,646,181
	Hong Kong - 2.5%
267,000	Bank of East Asia Ltd.	439,917
158,000	Beijing Enterprises Holdings Ltd.	491,463
965,000	BOC Hong Kong Holdings Ltd.	3,098,887
2,416,000	Bosideng International Holdings Ltd.	1,512,698
2,314,000	Brilliance China Automotive Holdings Ltd.(3)(4)	1,613,903
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.2% - (continued)
	Hong Kong - 2.5% - (continued)
292,400	China Gas Holdings Ltd.	$ 900,237
970,000	China Overseas Grand Oceans Group Ltd.	558,654
1,282,500	China Overseas Land & Investment Ltd.	2,688,047
560,000	China Overseas Property Holdings Ltd.	524,883
2,126,000	China Traditional Chinese Medicine Co., Ltd.	1,328,587
4,300,000	China Travel International Investment Hong Kong Ltd.*	618,816
148,303	CK Asset Holdings Ltd.	1,009,008
401,200	Dah Sing Banking Group Ltd.	413,015
111,600	Dah Sing Financial Holdings Ltd.	351,794
1,804,000	Guangdong Investment Ltd.	2,524,304
264,000	Hang Lung Group Ltd.	646,480
99,000	Hang Lung Properties Ltd.	256,250
99,400	Hang Seng Bank Ltd.	1,903,654
735,000	Henderson Land Development Co., Ltd.	3,283,905
394,400	Hongkong Land Holdings Ltd.	1,789,383
531,000	Hysan Development Co., Ltd.	2,090,887
841,500	JS Global Lifestyle Co., Ltd.(1)	2,121,831
276,000	Kerry Properties Ltd.	815,088
271,500	Kingboard Holdings Ltd.	1,422,410
1,488,000	Kunlun Energy Co., Ltd.	1,286,448
52,500	Orient Overseas International Ltd.(2)	959,789
1,795,000	Pacific Basin Shipping Ltd.*	800,083
962,000	Pacific Textiles Holdings Ltd.	521,161
929,000	PAX Global Technology Ltd.	1,007,715
470,000	Shangri-La Asia Ltd.*	417,564
321,000	Shenzhen International Holdings Ltd.	423,119
720,000	Sino Land Co., Ltd.	1,103,305
900,000	SITC International Holdings Co., Ltd.	3,712,834
850,000	SSY Group Ltd.	545,739
390,000	Sun Hung Kai Properties Ltd.	5,579,091
280,000	Swire Pacific Ltd. Class A	1,739,312
708,800	Swire Properties Ltd.	2,015,938
41,000	TAI Cheung Holdings Ltd.	28,129
713,000	TCL Electronics Holdings Ltd.	363,371
1,820,000	WH Group Ltd.(1)	1,507,992
668,000	Wharf Real Estate Investment Co., Ltd.	3,772,783
1,956,000	Xinyi Glass Holdings Ltd.	7,310,277
1,242,000	Youyuan International Holdings(2)(3)(4)	—
		65,498,751
	Hungary - 0.2%
128,870	MOL Hungarian Oil & Gas plc*	1,026,684
161,929	Richter Gedeon Nyrt	4,442,634
		5,469,318
	Indonesia - 0.5%
3,014,900	Bank Mandiri Persero Tbk PT	1,187,950
1,683,900	Indofood Sukses Makmur Tbk PT	707,822
5,687,800	Sarana Menara Nusantara Tbk PT	576,161
44,846,400	Telekomunikasi Indonesia Persero Tbk PT	10,052,721
		12,524,654
	Ireland - 0.3%
1,218,668	AIB Group plc*	2,993,107
819,529	Bank of Ireland Group plc*	4,347,763
432,166	Glenveagh Properties plc*(1)	512,657
129,726	Kenmare Resources plc	759,684
		8,613,211
	Isle of Man - 0.1%
637,632	Strix Group plc	3,017,882
	Israel - 1.1%
232,162	Bank Hapoalim BM*	1,847,528

22

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.2% - (continued)
	Israel - 1.1% - (continued)
233,412	Bank Leumi Le-Israel BM*	$ 1,783,544
1,074,697	Bezeq The Israeli Telecommunication Corp. Ltd.*	1,147,870
143,497	Check Point Software Technologies Ltd.*	18,238,469
1	Isracard Ltd.*	2
105,975	Israel Chemicals Ltd.	772,250
1	Mehadrin Ltd.*	28
30,769	Phoenix Holdings Ltd.	294,040
65,361	Plus500 Ltd.	1,272,010
295,027	Teva Pharmaceutical Industries Ltd.*	2,847,010
		28,202,751
	Italy - 1.2%
364,471	Anima Holding S.p.A.(1)	1,795,405
42,739	Azimut Holding S.p.A.	1,099,425
63,299	Banca Farmafactoring S.p.A.(1)	660,781
349,540	Eni S.p.A.	4,133,524
355,253	Mediobanca Banca di Credito Finanziario S.p.A.*	4,158,029
98,854	Prysmian S.p.A.	3,544,249
426,440	Saipem S.p.A.*(2)	978,352
127,399	Societa Cattolica di Assicurazioni S.c.r.l.*	1,045,357
6,708,491	Telecom Italia S.p.A.	2,937,723
1,131,183	Terna S.p.A.	8,977,512
170,981	UniCredit S.p.A.	2,045,166
18,464	Unieuro S.p.A.(1)	517,497
		31,893,020
	Japan - 15.5%
107,800	ADEKA Corp.	2,176,466
78,500	AGC, Inc.	3,356,906
108,100	Aisin Corp.	4,376,310
173,000	Amada Co., Ltd.	1,778,116
25,600	Arcland Sakamoto Co., Ltd.	353,118
16,100	Arcs Co., Ltd.	327,909
54,300	Arisawa Manufacturing Co., Ltd.	443,169
75,400	Asahi Diamond Industrial Co., Ltd.	370,904
80,000	Asahi Holdings, Inc.	1,582,050
27,200	Asahi Yukizai Corp.	333,194
9,000	Asanuma Corp.	387,267
1,888,400	Astellas Pharma, Inc.	30,077,251
1,900	Atsugi Co., Ltd.*	11,041
1,500	Bando Chemical Industries Ltd.	12,522
25,700	Canon Electronics, Inc.	375,801
29,700	Canon Marketing Japan, Inc.	665,257
428,100	Citizen Watch Co., Ltd.	1,674,654
38,700	Coca-Cola Bottlers Japan Holdings, Inc.	631,553
3,100	Corona Corp.	25,740
69,400	Cosmo Energy Holdings Co., Ltd.	1,614,054
100,300	Dai Nippon Printing Co., Ltd.	2,363,603
17,900	Daido Steel Co., Ltd.	845,013
31,200	Daiho Corp.	1,210,798
71,700	Daikyonishikawa Corp.	462,290
1,800	Dainichi Co., Ltd.	12,461
26,900	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	567,462
13,600	Daito Pharmaceutical Co., Ltd.	412,770
523,700	Daiwa Securities Group, Inc.	2,753,794
234,000	Daiwabo Holdings Co., Ltd.	4,723,569
95,900	DCM Holdings Co., Ltd.	945,164
44,600	Denso Corp.	3,064,071
29,700	Dexerials Corp.	684,766
57,700	DIC Corp.	1,559,285
19,900	Doutor Nichires Holdings Co., Ltd.	303,295
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.2% - (continued)
	Japan - 15.5% - (continued)
46,800	Dowa Holdings Co., Ltd.	$ 1,818,583
36,000	Eagle Industry Co., Ltd.	425,644
78,000	EDION Corp.(2)	806,410
61,600	Exedy Corp.	932,842
104,600	FCC Co., Ltd.	1,499,559
42,100	Ferrotec Holdings Corp.	1,118,049
46,400	Foster Electric Co., Ltd.	383,922
1,600	Fujishoji Co., Ltd.	13,243
1,100	FuKoKu Co., Ltd.	10,235
24,100	Goldcrest Co., Ltd.	356,770
74,500	Gree, Inc.	410,745
64,200	GS Yuasa Corp.	1,649,357
29,400	G-Tekt Corp.	417,271
33,700	GungHo Online Entertainment, Inc.	624,374
237,400	Hachijuni Bank Ltd.	768,044
26,300	Hamakyorex Co., Ltd.	760,366
247,600	Haseko Corp.	3,350,594
226,500	Hazama Ando Corp.	1,723,126
74,800	Hitachi Ltd.	4,302,435
106,900	Hokuetsu Kishu Paper Co., Ltd.	595,731
144,200	Honda Motor Co., Ltd.	4,631,396
57,400	Hosiden Corp.	526,589
42,300	Ibiden Co., Ltd.	2,240,850
80,900	Idemitsu Kosan Co., Ltd.	1,904,375
52,800	Iida Group Holdings Co., Ltd.	1,274,101
10,500	Imasen Electric Industrial	66,989
1,106,000	Inpex Corp.	7,844,370
408,300	Isuzu Motors Ltd.	5,446,592
134,600	ITOCHU Corp.	3,984,057
210,000	Iyo Bank Ltd.	1,036,199
3,900	Japan Foundation Engineering Co., Ltd.	21,648
132,000	Japan Petroleum Exploration Co., Ltd.	2,193,408
47,200	Japan Post Insurance Co., Ltd.	836,787
211,600	JGC Holdings Corp.	1,904,966
173,100	JTEKT Corp.	1,644,638
184,900	JXTG Holdings, Inc.	776,690
21,800	K&O Energy Group, Inc.	259,360
122,000	Kajima Corp.	1,570,480
119,000	Kamigumi Co., Ltd.	2,511,228
91,000	Kanamoto Co., Ltd.	2,127,230
63,800	Kandenko Co., Ltd.	535,171
61,300	Kaneka Corp.	2,427,309
33,600	Kanematsu Corp.	464,876
42,700	Kanto Denka Kogyo Co., Ltd.	410,564
730,300	KDDI Corp.	22,335,205
29,600	Kinden Corp.	480,001
26,400	Kintetsu World Express, Inc.	643,304
18,100	Kissei Pharmaceutical Co., Ltd.	372,373
251,300	Kobe Steel Ltd.	1,676,807
22,000	Kohnan Shoji Co., Ltd.	893,714
26,400	Komeri Co., Ltd.	640,277
29,600	Kumagai Gumi Co., Ltd.	761,218
29,700	Kureha Corp.	1,952,334
31,200	Kyokuto Kaihatsu Kogyo Co., Ltd.	446,970
45,600	Kyudenko Corp.	1,625,058
14,300	Life Corp.	499,550
36,700	Makino Milling Machine Co., Ltd.	1,384,657
535,600	Marubeni Corp.	4,558,711
463,700	Mazda Motor Corp.*	4,574,355
57,300	MCJ Co., Ltd.	647,836
139,400	Mitsubishi Gas Chemical Co., Inc.	2,903,826
435,300	Mitsubishi Motors Corp.*(2)	1,223,073
22,200	Mitsuboshi Belting Ltd.	370,701
262,700	Mitsui & Co., Ltd.	6,029,597

23

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.2% - (continued)
	Japan - 15.5% - (continued)
59,900	Mitsui Chemicals, Inc.	$ 1,910,146
46,600	Mitsui OSK Lines Ltd.	2,417,965
34,600	Mitsui Sugar Co., Ltd.	588,863
35,400	Mizuno Corp.	811,581
3,900	Murakami Corp.	112,693
105,800	Musashi Seimitsu Industry Co., Ltd.	2,199,534
88,300	Nagase & Co., Ltd.	1,351,389
21,700	Nextage Co., Ltd.	446,315
159,400	NGK Spark Plug Co., Ltd.	2,347,511
229,000	NHK Spring Co., Ltd.	1,769,319
16,200	Nichias Corp.	411,832
4,000	Nichireki Co., Ltd.	49,326
10,868	Nichirin Co., Ltd.	160,659
41,700	Nikkon Holdings Co., Ltd.	918,405
319,000	Nikon Corp.	2,969,683
14,100	Nippon Carbon Co., Ltd.	528,786
49,500	Nippon Electric Glass Co., Ltd.	1,123,988
132,400	Nippon Kayaku Co., Ltd.	1,372,984
96,950	Nippon Light Metal Holdings Co., Ltd.	1,706,637
26,600	Nippon Seiki Co., Ltd.	308,519
29,400	Nippon Shokubai Co., Ltd.	1,414,160
23,700	Nippon Soda Co., Ltd.	760,726
107,600	Nippon Suisan Kaisha Ltd.	558,217
748,500	Nippon Telegraph & Telephone Corp.	19,167,673
109,700	Nippon Yusen KK	5,927,311
53,300	Nishio Rent All Co., Ltd.	1,458,469
630,500	Nissan Motor Co., Ltd.*	3,659,319
15,000	Nisshin Oillio Group Ltd.	413,064
22,200	Nitta Corp.	534,925
26,800	Nojima Corp.	696,592
137,100	NOK Corp.	1,813,506
869,200	Nomura Holdings, Inc.	4,352,590
12,400	Noritake Co. Ltd.	478,660
433,100	Obayashi Corp.	3,541,568
514,400	Oji Holdings Corp.	2,965,764
51,400	Okinawa Cellular Telephone Co.	2,445,070
20,600	Okura Industrial Co., Ltd.	440,106
622,700	Ono Pharmaceutical Co., Ltd.	14,215,090
70,200	Open House Co., Ltd.	3,549,294
65,000	Osaki Electric Co., Ltd.	373,438
63,900	Outsourcing, Inc.	1,223,098
28,500	Oyo Corp.	336,008
343,200	Panasonic Corp.	4,144,162
238,100	Penta-Ocean Construction Co., Ltd.	1,613,424
36,000	Piolax, Inc.	500,547
198,500	Press Kogyo Co., Ltd.	651,323
159,600	Rengo Co., Ltd.	1,358,747
7,600	Rorze Corp.	586,479
26,100	Ryosan Co., Ltd.	551,351
29,200	Sanki Engineering Co., Ltd.	399,263
2,000	Sanko Metal Industrial Co., Ltd.	43,052
32,600	Sankyu, Inc.	1,465,285
13,000	Sanyo Chemical Industries Ltd.	702,866
46,900	Sawai Group Holdings Co., Ltd.	2,008,780
132,300	SBI Holdings, Inc.	3,166,991
35,700	SCREEN Holdings Co., Ltd.	3,233,922
18,600	SEC Carbon Ltd.(2)	1,057,780
122,700	Seino Holdings Co., Ltd.	1,561,670
187,200	Sekisui House Ltd.(2)	3,707,587
42,300	Sekisui Jushi Corp.	842,206
51,200	Senko Group Holdings Co., Ltd.	518,150
89,000	Shikoku Chemicals Corp.	1,054,175
23,000	Shima Seiki Manufacturing Ltd.	382,888
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.2% - (continued)
	Japan - 15.5% - (continued)
310,900	Shimizu Corp.	$ 2,289,636
47,300	Shinko Electric Industries Co., Ltd.	1,607,764
70,600	Shinnihon Corp.	554,247
52,100	Shionogi & Co., Ltd.	2,743,830
108,700	Shizuoka Bank Ltd.	784,995
33,000	Shizuoka Gas Co., Ltd.	344,987
43,000	Sintokogio Ltd.	319,018
29,500	SK-Electronics Co., Ltd.	270,320
327,100	SKY Perfect JSAT Holdings, Inc.	1,237,500
395,400	Softbank Corp.	5,164,400
14,600	Sony Corp.	1,525,211
26,700	Sumitomo Bakelite Co., Ltd.	1,162,224
345,500	Sumitomo Chemical Co., Ltd.	1,798,506
125,600	Sumitomo Corp.	1,706,892
268,200	Sumitomo Electric Industries Ltd.	3,810,241
115,500	Sumitomo Forestry Co., Ltd.	2,185,162
87,700	Sumitomo Heavy Industries Ltd.	2,429,091
146,500	Sumitomo Mitsui Construction Co., Ltd.	647,011
146,000	Sumitomo Mitsui Financial Group, Inc.	4,921,522
140,800	Sumitomo Rubber Industries Ltd.	1,895,046
33,600	Sumitomo Seika Chemicals Co., Ltd.	1,137,033
28,400	Sumitomo Warehouse Co., Ltd.	414,406
32,900	Tachi-S Co., Ltd.	438,640
19,000	Taihei Dengyo Kaisha Ltd.	459,920
121,400	Taisei Corp.	4,091,345
63,600	TBS Holdings, Inc.	957,189
107,100	Toagosei Co., Ltd.	1,118,796
31,900	Toho Holdings Co., Ltd.	535,790
41,700	Tokai Rika Co., Ltd.	649,867
26,000	Tokyo Seimitsu Co., Ltd.	1,113,159
61,200	Tokyo Steel Manufacturing Co., Ltd.	614,759
18,400	Tokyotokeiba Co., Ltd.	732,784
174,300	Tokyu Construction Co., Ltd.	1,227,835
210,100	Toppan, Inc.	3,563,941
74,800	Topre Corp.	1,081,320
275,200	Toray Industries, Inc.	1,811,968
9,900	Torii Pharmaceutical Co., Ltd.	229,640
70,200	Tosoh Corp.	1,231,944
105,600	Toyo Construction Co., Ltd.	565,477
38,200	Toyo Ink SC Holdings Co., Ltd.	699,547
120,100	Toyo Seikan Group Holdings Ltd.	1,634,114
38,400	Toyo Tanso Co., Ltd.	1,008,541
87,600	Toyo Tire Corp.	1,654,064
21,400	Toyoda Gosei Co., Ltd.	503,022
36,100	Toyota Boshoku Corp.	728,267
81,800	Toyota Tsusho Corp.	3,862,176
44,400	TPR Co., Ltd.	621,986
151,600	TS Tech Co., Ltd.	2,255,399
34,400	Tsubakimoto Chain Co.	1,047,592
21,700	Tsumura & Co.	684,504
20,200	Tv Tokyo Holdings Corp.	379,879
46,500	Ube Industries Ltd.	933,929
75,400	Unipres Corp.	681,006
100,800	Ushio, Inc.	1,806,239
3,100	Utoc Corp.	14,592
15,800	Valor Holdings Co., Ltd.	335,540
92,000	Wakita & Co., Ltd.	860,834
166,000	Yamaha Motor Co., Ltd.	4,156,754
52,900	Yokogawa Bridge Holdings Corp.	1,065,099
104,500	Yokohama Rubber Co., Ltd.	2,086,702
18,500	Yuasa Trading Co., Ltd.	528,685

24

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.2% - (continued)
	Japan - 15.5% - (continued)
54,500	Yurtec Corp.	$ 357,382
46,600	Zenkoku Hosho Co., Ltd.	2,114,284
		405,883,347
	Luxembourg - 0.3%
21,944	Aperam S.A.	1,375,255
60,496	ArcelorMittal S.A.	2,112,848
66,373	RTL Group S.A.*	3,757,587
		7,245,690
	Malaysia - 0.5%
48,400	AFFIN Bank Bhd	19,158
396,800	AMMB Holdings Bhd	267,981
9,062,400	Astro Malaysia Holdings Bhd	2,254,863
396,700	Kossan Rubber Industries	325,256
768,200	Lingkaran Trans Kota Holdings Bhd	666,259
958,471	Lynas Corp. Ltd.*	5,180,556
1,462,800	Public Bank Bhd	1,379,608
944,900	RHB Bank Bhd	1,144,180
558,600	Scientex BHD	553,305
638,600	Supermax Corp. Bhd	494,839
1,270,400	VS Industry Bhd	415,291
		12,701,296
	Malta - 0.1%
181,906	Kindred Group PLC	2,977,533
	Mexico - 0.9%
470,800	Banco del Bajio S.A.(1)	840,552
1,223,601	Bolsa Mexicana de Valores S.A.B. de C.V.	2,510,361
2,296,000	Concentradora Fibra Danhos S.A. de C.V. REIT	2,698,971
658,100	Gentera S.A.B. de C.V.*	382,834
5,700	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR(2)	653,847
361,700	Grupo Financiero Banorte S.A.B. de C.V. Class O	2,339,955
1,043,300	Grupo Financiero Inbursa S.A.B. de C.V. Class O*	1,004,713
930,300	Grupo Mexico S.A.B. de C.V. Series B	4,261,212
4,820,933	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	7,817,631
223,800	Megacable Holdings S.A.B. de C.V. UNIT	788,113
2	Urbi Desarrollos Urbanos S.A.B. de C.V.*(3)(4)	1
		23,298,190
	Netherlands - 3.3%
365,540	ABN Amro Bank N.V.*(1)	4,260,960
9,743	Accell Group N.V.*	482,531
68,450	Akzo Nobel N.V.	8,455,438
61,202	AMG Advanced Metallurgical Group N.V.	1,914,278
145,426	ASR Nederland N.V.	5,976,514
96,193	Euronext N.V.(1)	10,701,102
24,577	EXOR N.V.	2,019,142
19,852	Flow Traders(1)	807,274
388,196	ING Groep N.V.	4,980,824
45,042	Intertrust N.V.*(1)	743,653
96,033	NN Group N.V.	4,774,411
2,567,169	Pharming Group N.V.*(2)	2,923,040
440,234	PostNL N.V.	2,382,364
804,860	Royal Dutch Shell plc Class A	16,278,999
429,052	Royal Dutch Shell plc Class B	8,477,712
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.2% - (continued)
	Netherlands - 3.3% - (continued)
100,891	Signify N.V.(1)	$ 5,651,787
256,544	Stellantis N.V.	4,919,619
		85,749,648
	New Zealand - 0.1%
232,727	Freightways Ltd.	2,075,404
	Norway - 1.8%
116,404	Aker BP ASA	3,135,783
64,802	Austevoll Seafood ASA	816,976
1,217,483	Equinor ASA	23,715,578
234,105	Europris ASA(1)	1,575,229
186,850	Frontline Ltd.	1,499,607
175,415	Nordic American Tankers Ltd.(2)	457,833
249,135	Norsk Hydro ASA	1,657,493
507,897	Telenor ASA	8,818,180
104,448	Yara International ASA	5,505,091
		47,181,770
	Peru - 0.0%
124,032	Hochschild Mining plc	265,727
	Philippines - 0.0%
373,000	Metropolitan Bank & Trust Co.	320,876
	Poland - 0.4%
10,893	Grupa Kety S.A.	1,963,899
75,272	KGHM Polska Miedz S.A.	3,800,550
153,979	Polski Koncern Naftowy ORLEN S.A.	2,917,058
234,632	Powszechna Kasa Oszczednosci Bank Polski S.A.*	2,304,679
9,654	Santander Bank Polska S.A.*	642,591
		11,628,777
	Portugal - 0.1%
357,124	EDP - Energias de Portugal S.A.	1,852,392
201,130	NOS SGPS S.A.	745,356
		2,597,748
	Russia - 1.0%
403,085	Gazprom PJSC ADR	3,137,008
64,397	Globaltrans Investment plc GDR	505,856
32,553	LUKOIL PJSC ADR	2,789,329
131,644	MMC Norilsk Nickel PJSC ADR	4,554,075
314,255	Mobile TeleSystems PJSC ADR	2,699,451
174,517	PhosAgro PJSC GDR	3,321,059
55,304	Polyus PJSC GDR	5,331,106
539,390	RusHydro PJSC ADR	578,189
64,433	Tatneft PJSC ADR	2,568,481
		25,484,554
	Singapore - 1.3%
181,000	AEM Holdings Ltd.	522,171
74,100	BOC Aviation Ltd.(1)	544,832
31,600	China Yuchai International Ltd.	462,940
295,100	DBS Group Holdings Ltd.	6,603,260
1,400,000	IGG, Inc.	1,591,490
1,116,200	Oversea-Chinese Banking Corp. Ltd.	10,098,522
448,600	Riverstone Holdings Ltd.	401,316
1,378,600	Singapore Press Holdings Ltd.	1,912,782
398,800	United Overseas Bank Ltd.	7,710,232
712,100	UOL Group Ltd.	3,827,232
		33,674,777
	South Africa - 2.0%
76,147	AECI Ltd.	518,522

25

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.2% - (continued)
	South Africa - 2.0% - (continued)
61,250	Anglo American Platinum Ltd.	$ 8,015,833
181,022	AngloGold Ashanti Ltd. ADR	3,629,491
220,903	AVI Ltd.	1,094,017
268,724	Barloworld Ltd.	1,982,335
408,007	Gold Fields Ltd. ADR	4,006,629
94,262	Hudaco Industries Ltd.	823,580
482,207	Impala Platinum Holdings Ltd.	8,692,473
49,457	Kumba Iron Ore Ltd.	2,623,907
402,424	MTN Group Ltd.*	2,890,503
226,987	MultiChoice Group Ltd.	1,883,289
2,733,223	Netcare Ltd.*	2,843,056
210,077	Northam Platinum Ltd.*	3,308,125
73,987	Oceana Group Ltd.	315,718
89,111	Royal Bafokeng Platinum Ltd.	704,860
367,604	Sanlam Ltd.	1,452,225
227,873	Standard Bank Group Ltd.	1,920,534
129,941	Truworths International Ltd.	548,100
705,513	Vodacom Group Ltd.	6,290,809
		53,544,006
	South Korea - 6.4%
6,959	AfreecaTV Co., Ltd.	802,552
30,450	Asia Paper Manufacturing Co., Ltd.	1,429,800
131,840	BH Co., Ltd.	2,200,973
17,741	Bioneer Corp.*	570,069
4,478	CJ CheilJedang Corp.	1,820,538
10,034	Com2uSCorp	993,255
11,149	Daelim Industrial Co., Ltd.	766,119
19,133	Daesang Corp.	451,842
84,741	Daewoo Engineering & Construction Co., Ltd.*	549,161
32,648	DB HiTek Co., Ltd.	1,737,461
15,137	Echo Marketing, Inc.	332,449
18,566	Eugene Technology Co., Ltd.	736,993
2,144	F&F Co., Ltd.*	1,118,366
12,616	GS Holdings Corp.	469,697
29,050	GS Retail Co., Ltd.	892,198
110,742	Hana Financial Group, Inc.	4,178,142
18,238	Handsome Co., Ltd.	621,945
70,539	Hankook Tire & Technology Co., Ltd.	2,969,013
18,345	Hanmi Semiconductor Co. Ltd.	585,694
10,274	Hansol Chemical Co., Ltd.	2,392,260
116,319	Hanwha Chemical Corp.*	3,958,375
31,319	Hanyang Eng Co., Ltd.	460,904
1,217	Hyosung Advanced Materials Corp.*	651,772
1,390	Hyosung Chemical Corp.*	475,300
6,257	Hyosung Corp.	667,438
1,807	Hyosung TNC Corp.	1,401,590
27,797	Hyundai Department Store Co., Ltd.	1,936,352
35,233	Hyundai Greenfood Co., Ltd.	308,404
6,416	Hyundai Home Shopping Network Corp.	453,788
16,458	Hyundai Mobis Co., Ltd.	3,823,769
10,730	Hyundai Motor Co.	2,042,079
11,716	Hyundai Wia Corp.	1,000,036
30,973	INTOPS Co., Ltd.	765,456
94,761	KB Financial Group, Inc.	4,208,893
125,899	Kia Motors Corp.	9,194,480
7,236	KIWOOM Securities Co., Ltd.	743,360
10,965	Kolmar BNH Co., Ltd.	455,719
15,866	Kolon Industries, Inc.	1,117,477
59,066	KT Skylife Co., Ltd.	560,865
92,317	KT&G Corp.	6,608,956
18,694	Kumho Petrochemical Co., Ltd.	3,311,563
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.2% - (continued)
	South Korea - 6.4% - (continued)
4,200	LG Chem Ltd.	$ 3,084,915
36,988	LG Corp.	3,031,410
70,309	LG Electronics, Inc.	9,630,861
10,965	LG Innotek Co., Ltd.	2,167,377
99,775	LG Uplus Corp.	1,263,550
12,606	Lotte Chemical Corp.	2,844,485
13,440	Lotte Corp.	441,253
37,058	LOTTE Fine Chemical Co., Ltd.	2,338,404
15,931	Mcnex Co., Ltd.	657,037
14,080	NCSoft Corp.	10,098,507
88,082	NH Investment & Securities Co., Ltd.	974,180
15,479	OCI Co., Ltd.*	1,535,780
10,364	Osstem Implant Co., Ltd.	1,166,138
21,140	Pearl Abyss Corp.*	1,361,105
11,935	POSCO	3,796,007
36,315	Sammok S-Form Co., Ltd.*	474,055
20,680	Samsung Card Co., Ltd.	629,782
209,158	Samsung Electronics Co., Ltd.	14,293,103
3,421	Samsung Electronics Co., Ltd. GDR	5,862,528
32,897	Samsung Securities Co., Ltd.	1,267,398
24,686	Seegene, Inc.*	1,505,597
634,176	Seohee Construction Co., Ltd.	1,212,657
12,783	SFA Engineering Corp.	452,258
13,569	Shindaeyang Paper Co., Ltd.	1,143,662
29,771	Shinhan Financial Group Co., Ltd.	1,009,033
7,977	Silicon Works Co., Ltd.	832,652
137,638	SK Hynix, Inc.	13,474,247
22,763	SK Telecom Co., Ltd.	5,962,403
22,135	Soulbrain Holdings Co., Ltd.*	730,597
16,337	Spigen Korea Co., Ltd.	768,382
304	Taekwang Industrial Co., Ltd.	296,646
16,888	Webzen, Inc.*	428,385
23,945	Wonik IPS Co., Ltd.	967,029
36,255	Woongjin Coway Co., Ltd.	2,700,337
10,343	Youngone Holdings Co., Ltd.	415,811
		168,582,674
	Spain - 1.2%
68,192	Acerinox S.A.	911,578
119,821	Atresmedia Corp. de Medios de Comunicacion S.A.*	495,492
498,265	Banco Bilbao Vizcaya Argentaria S.A.	3,189,632
33,905	Cia de Distribucion Integral Logista Holdings S.A.	730,855
53,723	CIE Automotive S.A.	1,601,598
305,678	Mediaset Espana Comunicacion S.A.*	1,818,491
874,960	Prosegur Cash S.A.(1)	856,933
560,783	Red Electrica Corp. S.A.(2)	11,108,413
542,820	Repsol S.A.	5,945,459
233,781	Sacyr S.A.	568,429
792,519	Telefonica S.A.	3,625,652
		30,852,532
	Sweden - 1.6%
108,160	Betsson AB	870,718
40,298	Bilia AB Class A	864,670
130,942	Boliden AB	5,103,067
73,755	Bonava AB Class B	788,851
17,394	Bure Equity AB	938,434
40,151	Dustin Group AB(1)(2)	466,183
367,255	Essity AB Class B	12,015,746
37,169	Granges AB	491,361
42,700	Intrum AB(2)	1,323,067
79,218	LeoVegas AB(1)	341,041

26

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.2% - (continued)
	Sweden - 1.6% - (continued)
196,273	Lundin Energy AB	$ 6,118,685
85,627	Nobia AB	701,862
93,410	SKF AB Class B	2,485,327
515,652	Swedish Match Ab	4,617,647
310,910	Telefonaktiebolaget LM Ericsson Class B	3,586,090
111,733	Tethys Oil AB	743,511
		41,456,260
	Switzerland - 3.9%
9,748	Baloise Holding AG	1,536,972
890,388	Credit Suisse Group AG	8,938,870
203,487	Ferrexpo plc	1,360,131
65,697	Julius Baer Group Ltd.	4,336,131
366,654	Novartis AG	33,907,569
84,819	Roche Holding AG	32,766,604
15,947	Swisscom AG	9,584,174
501,243	UBS Group AG	8,258,367
		100,688,818
	Taiwan - 6.2%
620,000	ASE Technology Holding, Co., Ltd.	2,728,211
240,000	Asia Vital Components Co., Ltd.	648,641
169,000	Asustek Computer, Inc.	2,124,774
6,706,000	AU Optronics Corp.	4,970,736
252,000	Catcher Technology Co., Ltd.	1,670,486
2,580,000	Cathay Financial Holding Co., Ltd.	5,021,487
178,000	Chenbro Micom Co., Ltd.	475,757
279,000	Cheng Uei Precision Industry Co., Ltd.	404,235
281,000	Chia Chang Co., Ltd.	504,685
954,000	Chicony Electronics Co., Ltd.	2,752,189
164,000	Chicony Power Technology Co., Ltd.	407,528
250,200	China Life Insurance Co., Ltd.	235,947
250,400	China Motor Corp.*	594,905
804,000	Chipbond Technology Corp.	2,160,737
443,000	ChipMOS Technologies, Inc.	848,978
561,000	Compeq Manufacturing Co., Ltd.	861,848
389,000	Coretronic Corp.	767,937
421,000	Elan Microelectronics Corp.	2,735,794
271,000	Elite Material Co., Ltd.	2,191,518
1,030,000	Evergreen Marine Corp. Taiwan Ltd.*	4,898,707
122,000	FocalTech Systems Co., Ltd.	1,218,123
320,000	Foxconn Technology Co., Ltd.	707,850
271,000	Fusheng Precision Co., Ltd.	2,100,665
135,000	General Interface Solution Holding Ltd.	565,112
63,000	Giant Manufacturing Co., Ltd.	725,538
272,000	Gigabyte Technology Co., Ltd.	977,291
288,000	Gold Circuit Electronics Ltd.*	740,098
176,000	Greatek Electronics, Inc.	601,218
1,238,829	Hannstar Board Corp.	2,105,963
62,285	Himax Technologies, Inc. ADR(2)	851,436
384,000	Holtek Semiconductor, Inc.	1,856,537
482,000	Hon Hai Precision Industry Co., Ltd.	1,904,729
133,038	Innodisk Corp.	1,144,726
5,775,000	Innolux Corp.	3,875,916
123,000	International Games System Co., Ltd.	3,838,336
108,000	ITEQ Corp.	531,453
1,706,000	Lite-On Technology Corp.	3,921,124
65,000	Lotes Co., Ltd.	1,331,282
1,244,000	Macronix International Co., Ltd.	1,859,108
133,000	Makalot Industrial Co., Ltd.	1,132,044
368,000	MediaTek, Inc.	12,032,808
59,000	Merida Industry Co., Ltd.	708,598
538,000	Micro-Star International Co., Ltd.	2,858,250
833,336	Mitac Holdings Corp.	848,811
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.2% - (continued)
	Taiwan - 6.2% - (continued)
351,000	Nan Ya Plastics Corp.	$ 1,095,422
206,000	Nan Ya Printed Circuit Board Corp.	2,943,497
33,000	Nien Made Enterprise Co., Ltd.	554,047
665,000	Novatek Microelectronics Corp.	12,232,890
92,000	Parade Technologies Ltd.	5,649,377
757,000	Pegatron Corp.	1,824,973
67,000	Phison Electronics Corp.	1,145,017
696,000	Powertech Technology, Inc.	2,758,056
318,000	Radiant Opto-Electronics Corp.	1,202,388
488,000	Realtek Semiconductor Corp.	10,303,532
63,000	RichWave Technology Corp.	906,543
333,000	Shinkong Insurance Co., Ltd.	495,810
245,000	Sigurd Microelectronics Corp.*	563,770
14,008	Silicon Motion Technology Corp. ADR	1,050,460
191,000	Simplo Technology Co., Ltd.	2,526,661
372,000	Sinbon Electronics Co., Ltd.	3,200,033
571,000	Sino-American Silicon Products, Inc.	3,873,310
227,000	Sunonwealth Electric Machine Industry Co., Ltd.	355,845
85,000	Swancor Holding Co., Ltd.	317,100
666,000	Synnex Technology International Corp.	1,264,955
238,000	Taiwan Surface Mounting Technology Corp.	1,068,879
164,000	Taiwan Union Technology Corp.	684,477
59,000	TCI Co., Ltd.	690,287
296,000	Topco Scientific Co., Ltd.	1,374,136
520,000	TPK Holding Co., Ltd.*	800,024
654,000	Tripod Technology Corp.	2,812,202
461,000	Tung Ho Steel Enterprise Corp.	771,542
311,000	TXC Corp.	1,341,341
245,000	United Integrated Services Co., Ltd.	1,717,767
806,000	United Microelectronics Corp.	1,685,464
435,000	Vanguard International Semiconductor Corp.	1,802,309
1,657,000	Winbond Electronics Corp.	2,043,819
245,000	Yageo Corp.	4,940,829
152,000	Zhen Ding Technology Holding Ltd.	569,937
		162,008,815
	Thailand - 0.6%
1,184,000	Bangkok Bank PCL NVDR	3,693,365
877,600	Kasikornbank PCL NVDR	2,748,293
3,865,800	Krung Thai Bank PCL NVDR	1,186,933
2,811,300	PTT PCL NVDR	2,972,946
1,080,200	Siam Commercial Bank PCL NVDR	3,074,023
617,500	Sri Trang Agro-Industry PCL NVDR	709,403
6,225,400	TTW PCL NVDR	2,197,144
		16,582,107
	Turkey - 0.8%
129,629	Anadolu Efes Biracilik Ve Malt Sanayii AS	341,842
181,398	Arcelik A.S.	710,647
556,944	BIM Birlesik Magazalar A.S.	4,190,630
77,490	Coca-Cola Icecek AS	779,322
2,248,866	Enka Insaat ve Sanayi AS	2,471,457
1,073,753	Eregli Demir ve Celik Fabrikalari T.A.S.	2,550,799
60,018	Ford Otomotiv Sanayi AS	1,229,145
1,720,153	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS*	1,602,564
391,991	KOC Holding AS	956,484
873,791	Petkim Petrokimya Holding A.S.*	588,554
91,308	Tofas Turk Otomobil Fabrikasi AS	355,219
31,907	Tupras Turkiye Petrol Rafinerileri A.S.*	355,343
1,279,577	Turk Telekomunikasyon AS	990,131
26,155	Turk Traktor ve Ziraat Makineleri AS	528,697
1,703,961	Turkcell Iletisim Hizmetleri AS	3,116,894

27

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.2% - (continued)
	Turkey - 0.8% - (continued)
112,907	Ulker Biskuvi Sanayi AS	$ 267,271
64,339	Vestel Beyaz Esya Sanayi ve Ticaret AS	355,063
		21,390,062
	United Kingdom - 13.2%
594,188	Airtel Africa plc(1)	734,407
270,249	AstraZeneca plc	31,054,278
858,139	Aviva plc	4,608,754
138,436	B&M European Value Retail S.A.	1,063,581
211,829	Babcock International Group plc*	752,869
4,822,708	Barclays plc	11,666,515
206,606	Barratt Developments plc	2,019,090
276,921	Beazley plc*	1,510,428
89,745	Bellway plc	4,097,517
1,501,574	BP plc	6,027,356
313,016	Britvic plc	4,239,977
2,566,670	BT Group plc*	6,182,429
165,936	Central Asia Metals plc	565,095
4,313,209	Centrica plc*	2,721,758
315,849	Clinigen Group plc	2,631,987
291,316	CNH Industrial N.V.	4,864,267
73,268	Coca-Cola Europacific Partners plc	4,547,012
269,961	Crest Nicholson Holdings plc*	1,556,521
325,074	Devro plc	1,000,855
1,073,421	Direct Line Insurance Group plc	4,437,230
341,595	Drax Group plc	1,913,514
29,903	EMIS Group plc	536,191
83,239	Gamesys Group plc	2,131,338
1,619,447	GlaxoSmithKline plc	31,974,088
789,440	Gulf Keystone Petroleum Ltd.	1,803,998
433,636	Harbour Energy plc*	1,969,569
3,378,183	HSBC Holdings plc	18,647,202
115,910	Hunting plc	337,996
477,663	IG Group Holdings plc	5,917,595
58,824	IMI plc	1,439,123
365,375	Indivior plc*	837,988
3,797,209	ITV plc*	5,904,474
905,477	J Sainsbury plc	3,565,613
99,032	Johnson Matthey plc	4,093,417
422,493	Jupiter Fund Management plc	1,587,834
3,008,906	Legal & General Group plc	10,899,664
41,813	Liontrust Asset Management plc	1,216,183
1,055,208	M&G plc	3,304,111
853,953	Man Group plc	2,349,657
1,126,625	Marks & Spencer Group plc*	2,120,905
246,008	Moneysupermarket.com Group plc	868,243
3,609,582	Natwest Group plc	10,131,072
76,665	Next Fifteen Communications Group plc*	958,322
110,957	Norcros plc	456,522
100,523	OSB Group plc	676,279
255,202	PayPoint plc	2,092,913
241,895	Petrofac Ltd.*	347,076
57,934	Polar Capital Holdings plc	708,649
52,448	Rathbone Brothers plc	1,366,467
210,978	Reach plc	1,127,583
355,887	Reckitt Benckiser Group plc	27,225,239
297,805	Redrow plc	2,660,736
360,920	RELX plc	10,608,986
209,403	Rio Tinto plc	17,786,775
821,567	Royal Mail plc*	5,756,204
481,117	Serica Energy plc	1,045,930
1,598,053	Standard Chartered plc	9,580,017
217,382	Subsea 7 S.A.	1,740,391
Shares or Principal Amount			Market Value†
COMMON STOCKS - 93.2% - (continued)
	United Kingdom - 13.2% - (continued)
309,892	Synthomer plc		$ 2,279,339
1,371,780	Taylor Wimpey plc		3,136,255
242,439	TI Fluid Systems plc(1)		1,044,163
542,833	TP ICAP Group plc		1,476,179
81,100	Ultra Electronics Holdings plc		3,571,128
554,309	Unilever plc		31,901,355
160,949	Vistry Group plc		2,667,852
1,012,953	Vodafone Group plc		1,628,779
360,355	WPP plc		4,660,482
			346,335,322
	United States - 0.3%
592,300	Argonaut Gold, Inc.*		1,595,165
148,745	Bausch Health Cos., Inc.*		4,351,709
120,000	Bizlink Holding, Inc.		1,107,902
100,205	Sims Ltd.		1,211,384
			8,266,160
	Total Common Stocks (cost $2,157,922,380)		$ 2,437,388,739
PREFERRED STOCKS - 0.6%
	Germany - 0.6%
147,304	Henkel AG & Co. KGaA*		$ 14,934,355
	Total Preferred Stocks (cost $15,406,224)		$ 14,934,355
WARRANTS - 0.0%
	Malaysia - 0.0%
254,080	VS Industry Bhd*		$ 20,772
	Total Warrants (cost $—)		$ 20,772
	Total Long-Term Investments (cost $2,173,328,604)		$ 2,452,343,866
SHORT-TERM INVESTMENTS - 6.5%
	Other Investment Pools & Funds - 5.5%
$ 143,178,049	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(5)		$ 143,178,049
	Securities Lending Collateral - 1.0%
6,528,245	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(5)		6,528,245
18,218,384	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(5)		18,218,384
2,186,342	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(5)		2,186,342
			26,932,971
	Total Short-Term Investments (cost $170,111,020)		$ 170,111,020
	Total Investments (cost $2,343,439,624)	100.3%	$ 2,622,454,886
	Other Assets and Liabilities	(0.3)%	(8,573,858)
	Total Net Assets	100.0%	$ 2,613,881,028

28

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $79,299,508, representing 3.0% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2021, the aggregate fair value of these securities are $1,613,904, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.
Futures Contracts Outstanding at July 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	727	09/17/2021	$ 84,310,190	$ (435,586)
Total futures contracts				$ (435,586)

Foreign Currency Contracts Outstanding at July 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
65,513,461	USD	48,063,400	GBP	JPM	09/08/2021	$ (1,301,052)
17,209,267	USD	253,768,500	ZAR	JPM	09/08/2021	(25,962)
Total foreign currency contracts						$ (1,327,014)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
29

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 49,564,880	$ 986,294	$ 48,578,586	$ —
Austria	17,140,531	—	17,140,531	—
Belgium	8,243,592	222,904	8,020,688	—
Bermuda	1,053,785	1,053,785	—	—
Brazil	16,844,813	16,844,813	—	—
Canada	161,096,671	161,096,671	—	—
Cayman Islands	2,518,342	2,518,342	—	—
Chile	2,900,139	2,900,139	—	—
China	155,766,806	26,963,995	128,802,811	—
Cyprus	7,478,219	—	7,478,219	—
Czech Republic	2,351,268	938,677	1,412,591	—
Denmark	36,420,504	13,700,264	22,720,240	—
Finland	9,510,210	—	9,510,210	—
France	120,321,858	6,363,387	113,958,471	—
Georgia	1,156,906	1,156,906	—	—
Germany	77,362,354	15,936,128	61,426,226	—
Greece	1,646,181	1,142,009	504,172	—
Hong Kong	65,498,751	3,025,063	60,859,785	1,613,903
Hungary	5,469,318	—	5,469,318	—
Indonesia	12,524,654	—	12,524,654	—
Ireland	8,613,211	512,657	8,100,554	—
Isle of Man	3,017,882	3,017,882	—	—
Israel	28,202,751	21,085,479	7,117,272	—
Italy	31,893,020	—	31,893,020	—
Japan	405,883,347	112,693	405,770,654	—
Luxembourg	7,245,690	—	7,245,690	—
Malaysia	12,701,296	7,086,291	5,615,005	—
Malta	2,977,533	—	2,977,533	—
Mexico	23,298,190	23,298,189	—	1
Netherlands	85,749,648	1,289,805	84,459,843	—
New Zealand	2,075,404	2,075,404	—	—
Norway	47,181,770	457,833	46,723,937	—
Peru	265,727	—	265,727	—
Philippines	320,876	320,876	—	—
Poland	11,628,777	—	11,628,777	—
Portugal	2,597,748	745,356	1,852,392	—
Russia	25,484,554	6,020,510	19,464,044	—
Singapore	33,674,777	462,940	33,211,837	—
South Africa	53,544,006	33,589,942	19,954,064	—
South Korea	168,582,674	1,118,366	167,464,308	—
Spain	30,852,532	2,313,983	28,538,549	—
Sweden	41,456,260	2,169,303	39,286,957	—
Switzerland	100,688,818	—	100,688,818	—
Taiwan	162,008,815	1,901,896	160,106,919	—
Thailand	16,582,107	2,197,144	14,384,963	—
Turkey	21,390,062	11,263,390	10,126,672	—
United Kingdom	346,335,322	33,745,130	312,590,192	—
United States	8,266,160	5,946,874	2,319,286	—
Preferred Stocks	14,934,355	—	14,934,355	—
Warrants	20,772	20,772	—	—
Short-Term Investments	170,111,020	170,111,020	—	—
Total	$ 2,622,454,886	$ 585,713,112	$ 2,035,127,870	$ 1,613,904
Liabilities
Foreign Currency Contracts(2)	$ (1,327,014)	$ —	$ (1,327,014)	$ —
Futures Contracts(2)	(435,586)	(435,586)	—	—
Total	$ (1,762,600)	$ (435,586)	$ (1,327,014)	$ —

(1)	For the period ended July 31, 2021, investments valued at $11,664 were transferred out of Level 3 due to the initiation of a vendor providing prices. There were no transfers in to Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
30

Hartford Schroders International Stock Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Argentina - 2.1%
39,568	MercadoLibre, Inc.*	$ 62,070,322
	Austria - 1.4%
1,066,358	Erste Group Bank AG	41,321,984
	Brazil - 2.7%
15,453,096	B3 S.A. - Brasil Bolsa Balcao	45,247,389
7,262,513	Raia Drogasil S.A.	35,195,282
		80,442,671
	Canada - 2.4%
675,262	Canadian National Railway Co.	73,371,687
	China - 5.6%
3,512,168	Alibaba Group Holding Ltd.*	85,776,802
5,828	Alibaba Group Holding Ltd. ADR*	1,137,567
1,366,700	Tencent Holdings Ltd.	82,423,145
		169,337,514
	Denmark - 1.8%
1,500,070	Vestas Wind Systems A/S	55,314,388
	France - 3.8%
453,753	Legrand S.A.	51,136,084
384,342	Schneider Electric SE	64,372,796
		115,508,880
	Germany - 8.9%
162,701	adidas AG	59,052,877
516,193	Bayerische Motoren Werke AG	51,325,721
490,381	Daimler AG	43,761,316
1,045,597	Infineon Technologies AG	39,956,580
396,011	Knorr-Bremse AG	44,844,147
265,046	Zalando SE*(1)	29,449,872
		268,390,513
	Hong Kong - 3.6%
5,371,600	AIA Group Ltd.	64,275,280
696,311	Hong Kong Exchanges & Clearing Ltd.	44,501,016
		108,776,296
	India - 2.1%
3,270,694	HDFC Bank Ltd.	62,941,837
	Italy - 3.2%
1,795,406	FinecoBank Banca Fineco S.p.A.*	32,149,294
23,889,380	Intesa Sanpaolo S.p.A.	65,995,513
		98,144,807
	Japan - 8.7%
1,351,900	Bridgestone Corp.	59,557,765
1,541,900	Kubota Corp.	32,243,378
1,135,300	Recruit Holdings Co., Ltd.	58,843,302
88,700	SMC Corp.	52,729,811
564,300	Sony Corp.	58,950,431
		262,324,687
	Netherlands - 6.5%
154,574	ASML Holding N.V.	118,153,855
3,776,260	Royal Dutch Shell plc Class A	76,708,344
		194,862,199
	New Zealand - 1.4%
401,128	Xero Ltd.*	41,617,955
	Norway - 1.3%
1,948,037	Equinor ASA	37,946,176
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.2% - (continued)
	Singapore - 1.6%
179,064	Sea Ltd. ADR*		$ 49,450,314
	South Korea - 2.7%
1,203,775	Samsung Electronics Co., Ltd.		82,261,639
	Spain - 3.6%
9,091,419	Banco Bilbao Vizcaya Argentaria S.A.		58,198,517
4,254,554	Iberdrola S.A.		51,203,912
			109,402,429
	Sweden - 1.7%
4,635,408	Svenska Handelsbanken AB Class A		52,237,817
	Switzerland - 13.6%
590,274	Alcon, Inc.		42,971,388
5,768	Chocoladefabriken Lindt & Spruengli AG		64,630,126
472,252	Cie Financiere Richemont S.A.		60,433,704
65,194	Lonza Group AG		50,761,701
618,405	Nestle S.A.		78,308,410
190,406	Roche Holding AG		73,556,137
112,566	Sika AG		39,653,671
			410,315,137
	Taiwan - 4.0%
5,772,000	Taiwan Semiconductor Manufacturing Co., Ltd.		120,631,890
	United Kingdom - 13.8%
485,709	AstraZeneca plc		55,812,759
23,475,549	Barclays plc		56,789,224
1,239,798	Bunzl plc		45,931,085
2,171,939	Burberry Group plc		62,298,827
1,299,762	Diageo plc		64,450,332
2,570,159	GlaxoSmithKline plc		50,744,785
2,981,495	National Grid plc		38,121,742
539,404	Reckitt Benckiser Group plc		41,264,229
			415,412,983
	United States - 1.7%
23,759	Booking Holdings, Inc.*		51,753,279
	Total Common Stocks (cost $2,542,954,942)		$ 2,963,837,404
SHORT-TERM INVESTMENTS - 2.3%
	Other Investment Pools & Funds - 2.3%
$ 69,809,453	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(2)		$ 69,809,453
	Total Short-Term Investments (cost $69,809,453)		$ 69,809,453
	Total Investments (cost $2,612,764,395)	100.5%	$ 3,033,646,857
	Other Assets and Liabilities	(0.5)%	(14,475,281)
	Total Net Assets	100.0%	$ 3,019,171,576
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors

31

Hartford Schroders International Stock Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of this security was $29,449,872, representing 1.0% of net assets.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$ 62,070,322	$ 62,070,322	$ —	$ —
Austria	41,321,984	—	41,321,984	—
Brazil	80,442,671	80,442,671	—	—
Canada	73,371,687	73,371,687	—	—
China	169,337,514	1,137,567	168,199,947	—
Denmark	55,314,388	—	55,314,388	—
France	115,508,880	—	115,508,880	—
Germany	268,390,513	—	268,390,513	—
Hong Kong	108,776,296	—	108,776,296	—
India	62,941,837	—	62,941,837	—
Italy	98,144,807	—	98,144,807	—
Japan	262,324,687	—	262,324,687	—
Netherlands	194,862,199	—	194,862,199	—
New Zealand	41,617,955	—	41,617,955	—
Norway	37,946,176	—	37,946,176	—
Singapore	49,450,314	49,450,314	—	—
South Korea	82,261,639	—	82,261,639	—
Spain	109,402,429	—	109,402,429	—
Sweden	52,237,817	—	52,237,817	—
Switzerland	410,315,137	138,186,263	272,128,874	—
Taiwan	120,631,890	—	120,631,890	—
United Kingdom	415,412,983	—	415,412,983	—
United States	51,753,279	51,753,279	—	—
Short-Term Investments	69,809,453	69,809,453	—	—
Total	$ 3,033,646,857	$ 526,221,556	$ 2,507,425,301	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
32

Hartford Schroders Securitized Income Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 95.7%
	Asset-Backed - Finance & Insurance - 25.2%
EUR 1,215,000	Avoca CLO XXI 0.89%, 04/15/2033, 3 mo. Euribor + 0.890%(1)(2)	$ 1,443,136
570,000	Avoca CLO XXIII 0.84%, 04/15/2034, 3 mo. Euribor + 0.840%(1)(3)	673,917
	Bellemeade Re Ltd.
$ 859,000	2.79%, 03/25/2029, 1 mo. USD LIBOR + 2.700%(1)(3)	863,590
1,857,000	2.99%, 04/25/2028, 1 mo. USD LIBOR + 2.900%(1)(3)	1,878,962
940,000	3.19%, 04/25/2029, 1 mo. USD LIBOR + 3.100%(1)(3)	952,486
1,242,817	3.44%, 10/25/2027, 1 mo. USD LIBOR + 3.350%(1)(3)	1,258,559
1,190,000	4.09%, 08/26/2030, 1 mo. USD LIBOR + 4.000%(1)(3)	1,216,551
EUR 805,000	Cairn CLO B.V. 0.86%, 10/30/2030(2)	955,615
$ 1,000,000	Carbone CLO Ltd. 1.27%, 01/20/2031, 3 mo. USD LIBOR + 1.140%(1)(3)	1,000,659
	CIFC Funding Ltd.
1,189,705	0.93%, 01/20/2028, 3 mo. USD LIBOR + 0.800%(1)(3)	1,189,821
1,746,000	1.25%, 01/22/2031, 3 mo. USD LIBOR + 1.110%(1)(3)	1,748,113
	Cordatus CLO plc
EUR 1,102,000	0.81%, 06/22/2034, 3 mo. Euribor + 0.810%(1)(3)	1,302,379
1,840,000	1.40%, 06/22/2034, 3 mo. Euribor + 1.400%(1)(3)	2,174,032
$ 477,561	Countrywide Asset-Backed Certificates Trust 5.71%, 05/25/2036(4)	490,138
837,000	Dryden Senior Loan Fund 1.08%, 07/18/2030, 3 mo. USD LIBOR + 0.950%(1)(3)	837,277
EUR 900,000	Hayfin Emerald CLO IV 1.45%, 02/15/2033, 3 mo. Euribor + 1.450%(1)(3)	1,068,394
$ 1,000,000	Madison Park Funding Ltd. 3.38%, 01/20/2029	998,252
	OCP CLO Ltd.
191,211	0.95%, 10/26/2027, 3 mo. USD LIBOR + 0.820%(1)(3)	190,955
500,000	1.39%, 07/15/2030, 3 mo. USD LIBOR + 1.260%(1)(3)	500,501
371,813	SpringCastle America Funding LLC 1.97%, 09/25/2037(3)	376,983
1,291,187	TAL Advantage VII LLC 2.05%, 09/20/2045(3)	1,308,860
637,723	Textainer Marine Containers VII Ltd. 2.73%, 08/21/2045(3)	650,317
	Towd Point Mortgage Trust
1,395,165	2.25%, 02/25/2060(3)(4)	1,412,151
1,133,000	2.50%, 10/25/2060(3)	1,178,262
522,424	4.25%, 10/25/2058(3)(4)	522,182
919,000	4.40%, 11/25/2058(3)(4)	928,578
1,053,000	4.50%, 11/25/2058(3)(4)	1,065,446
1,000,000	5.00%, 11/25/2058(3)(4)	1,020,759
488,975	Treman Park CLO Ltd. 1.20%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(1)(3)	489,464
974,000	Tricon American Homes 4.88%, 07/17/2038(3)	1,038,012
		30,734,351
	Asset-Backed - Home Equity - 6.7%
348,778	CWABS Revolving Home Equity Loan Trust 0.38%, 02/15/2034, 1 mo. USD LIBOR + 0.290%(1)	347,011
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 95.7% - (continued)
	Asset-Backed - Home Equity - 6.7% - (continued)
$ 465,526	CWHEQ Revolving Home Equity Loan Resecuritization Trust 0.28%, 11/15/2035, 1 mo. USD LIBOR + 0.190%(1)(3)	$ 436,396
	CWHEQ Revolving Home Equity Loan Trust
622,957	0.23%, 07/15/2036, 1 mo. USD LIBOR + 0.140%(1)	585,532
615,012	0.23%, 01/15/2037, 1 mo. USD LIBOR + 0.140%(1)	584,846
142,915	Home Equity Loan Trust 0.22%, 05/25/2036, 1 mo. USD LIBOR + 0.130%(1)	140,859
	Home Re Ltd.
509,039	2.69%, 10/25/2030, 1 mo. USD LIBOR + 2.600%(1)(3)	509,928
1,199,000	2.84%, 01/25/2034, 1 mo. USD SOFR + 2.800%(1)(3)(5)	1,198,995
899,000	3.09%, 10/25/2028, 1 mo. USD LIBOR + 3.000%(1)(3)	908,475
1,330,000	3.34%, 05/25/2029, 1 mo. USD LIBOR + 3.250%(1)(3)	1,346,793
1,134,000	4.09%, 10/25/2028, 1 mo. USD LIBOR + 4.000%(1)(3)	1,164,088
500,000	4.24%, 10/25/2030, 1 mo. USD LIBOR + 4.150%(1)(3)	507,160
422,775	Option One Mortgage Loan Trust 5.86%, 01/25/2037(6)	431,105
		8,161,188
	Asset-Backed - Student Loan - 7.0%
GBP 3,265,589	Income Contingent Student Loan plc 1.18%, 07/24/2058, 12 mo. GBP LIBOR + 1.000%(1)(2)(7)	4,555,825
EUR 3,460,893	SLM Student Loan Trust 0.00%, 10/25/2039, 3 mo. EURIBOR+ 0.400%(1)(2)(7)	4,039,915
		8,595,740
	Commercial Mortgage-Backed Securities - 12.7%
	BDS Ltd.
$ 500,000	1.45%, 01/18/2036, 1 mo. USD LIBOR + 1.350%(1)(3)(5)	500,386
831,000	1.65%, 01/18/2036, 1 mo. USD LIBOR + 1.550%(1)(3)(5)	832,041
648,000	BX Commercial Mortgage Trust 2.04%, 03/15/2037, 1 mo. USD LIBOR + 1.951%(1)(3)	649,613
1,015,000	BX Trust 1.86%, 05/15/2030, 1 mo. USD LIBOR + 1.770%(1)(3)	1,015,611
1,000,000	CAMB Commercial Mortgage Trust 2.64%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(3)	1,003,432
	Citigroup Commercial Mortgage Trust
500,000	1.24%, 12/15/2036, 1 mo. USD LIBOR + 1.150%(1)(3)	500,002
500,000	2.89%, 12/15/2036, 1 mo. USD LIBOR + 2.800%(1)(3)	495,630
1,000,000	3.52%, 05/10/2035(3)(4)	1,019,124
	Commercial Mortgage Trust
280,000	2.09%, 06/15/2034, 1 mo. USD LIBOR + 2.000%(1)(3)	265,055
490,705	2.29%, 10/15/2034, 1 mo. USD LIBOR + 2.200%(1)(3)	484,607
252,000	2.49%, 06/15/2034, 1 mo. USD LIBOR + 2.394%(1)(3)	235,004
668,000	Core Mortgage Trust 1.99%, 12/15/2031, 1 mo. USD LIBOR + 1.900%(1)(3)	664,713

33

Hartford Schroders Securitized Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 95.7% - (continued)
	Commercial Mortgage-Backed Securities - 12.7% - (continued)
	Credit Suisse Mortgage Capital Certificates
$ 1,708,000	2.24%, 05/15/2036, 1 mo. USD LIBOR + 2.150%(1)(3)	$ 1,713,352
539,000	2.74%, 05/15/2036, 1 mo. USD LIBOR + 2.650%(1)(3)	541,942
813,534	HPLY Trust 2.44%, 11/15/2036, 1 mo. USD LIBOR + 2.350%(1)(3)	813,024
1,024,000	MHC Commercial Mortgage Trust 2.19%, 04/15/2038, 1 mo. USD LIBOR + 2.101%(1)(3)	1,030,403
	Morgan Stanley Capital Trust
508,693	1.74%, 08/15/2033, 1 mo. USD LIBOR + 1.650%(1)(3)	504,414
250,000	2.64%, 07/15/2035, 1 mo. USD LIBOR + 2.550%(1)(3)	249,524
900,000	3.74%, 12/15/2036, 1 mo. USD LIBOR + 2.244%(1)(3)	903,335
1,413,000	MSSG Trust 3.74%, 09/13/2039(3)(4)	1,469,500
GBP 505,000	Taurus DAC 0.00%, 05/17/2031, SONIA + 1.650%(1)(3)	703,022
		15,593,734
	Other Asset-Backed Securities - 11.1%
$ 586,000	AGL CLO Ltd. 1.73%, 07/20/2034, 3 mo. USD LIBOR + 1.600%(1)(3)	586,100
	Arbor Realty Collateralized Loan Obligation Ltd.
500,000	1.19%, 05/15/2036, 1 mo. USD LIBOR + 1.100%(1)(3)	500,316
500,000	2.04%, 05/15/2036, 1 mo. USD LIBOR + 1.950%(1)(3)	500,933
565,000	BDS Ltd. 1.16%, 06/16/2036, 1 mo. USD LIBOR + 1.070%(1)(3)	565,187
567,732	BlueMountain CLO Ltd. 1.36%, 01/20/2029, 3 mo. USD LIBOR + 1.230%(1)(3)	568,041
1,750,000	CBAM Ltd. 1.40%, 01/15/2031, 3 mo. USD LIBOR + 1.270%(1)(3)	1,761,044
850,000	Dryden 53 CLO Ltd. 1.25%, 01/15/2031, 3 mo. USD LIBOR + 1.120%(1)(3)	851,304
1,119,000	FirstKey Homes Trust 3.64%, 09/17/2025(3)	1,151,447
1,679,000	HGI CRE CLO Ltd. 1.14%, 06/16/2036, 1 mo. USD LIBOR + 1.050%(1)(3)	1,680,108
750,000	JP Morgan Mortgage Acquisition Trust 4.75%, 11/25/2036(6)	796,180
3,000,000	LCM L.P. 1.27%, 07/19/2027, 3 mo. USD LIBOR + 1.140%(1)(3)(7)	3,002,826
1,000,000	LCM XXIII Ltd. 1.20%, 10/20/2029, 3 mo. USD LIBOR + 1.070%(1)(3)	999,883
559,121	Preston Ridge Partners Mortgage Trust LLC 2.98%, 02/25/2025(3)(6)	561,781
		13,525,150
	Whole Loan Collateral CMO - 33.0%
	Alba plc
GBP 3,178,428	0.25%, 12/15/2038, 3 mo. GBP LIBOR + 0.170%(1)(2)	4,278,364
534,140	0.25%, 03/17/2039, 3 mo. GBP LIBOR + 0.170%(1)(2)	717,402
$ 1,174,000	Bank of America Funding Trust 2.53%, 06/26/2035(3)(4)	1,150,849
GBP 1,400,000	Dukinfield plc 3.83%, 12/20/2052, 3 mo. GBP LIBOR + 3.750%(1)(2)	1,959,939
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 95.7% - (continued)
	Whole Loan Collateral CMO - 33.0% - (continued)
	Eagle RE Ltd.
$ 510,728	1.89%, 04/25/2029, 1 mo. USD LIBOR + 1.800%(1)(3)	$ 510,729
1,450,000	4.09%, 11/25/2028, 1 mo. USD LIBOR + 4.000%(1)(3)	1,488,907
500,000	4.09%, 10/25/2030, 1 mo. USD LIBOR + 4.000%(1)(3)	501,890
878,000	4.59%, 10/25/2030, 1 mo. USD LIBOR + 4.500%(1)(3)	891,138
GBP 163,952	EMF plc 1.06%, 03/13/2046, 3 mo. GBP LIBOR + 0.980%(1)(2)	227,816
	Fannie Mae Connecticut Avenue Securities
$ 737,622	2.09%, 03/25/2031, 1 mo. USD LIBOR + 2.000%(1)	743,641
511,311	2.44%, 01/25/2031, 1 mo. USD LIBOR + 2.350%(1)	517,324
2,442,000	JP Morgan Mortgage Trust 2.50%, 12/25/2051	2,487,798
GBP 472,434	Landmark Mortgage Securities plc 0.28%, 06/17/2039, 3 mo. GBP LIBOR + 0.200%(1)(2)	633,229
$ 1,748,000	Mill City Mortgage Loan Trust 3.00%, 07/25/2059(3)(4)	1,842,793
	Newgate Funding plc
GBP 641,180	0.24%, 12/01/2050, 3 mo. GBP LIBOR + 0.160%(1)(2)	861,553
481,141	0.24%, 12/15/2050, 3 mo. GBP LIBOR + 0.160%(1)(2)	646,241
$ 976,000	Oaktown Re II Ltd. 2.94%, 07/25/2028, 1 mo. USD LIBOR + 2.850%(1)(3)	984,564
34,429	Oaktown Re III Ltd. 1.49%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(3)	34,439
	Oaktown Re Ltd.
1,190,000	3.05%, 10/25/2033, 1 mo. USD SOFR + 3.000%(1)(3)	1,217,958
844,457	4.09%, 04/25/2027, 1 mo. USD LIBOR + 4.000%(1)(3)	849,653
500,000	5.34%, 10/25/2030, 1 mo. USD LIBOR + 5.250%(1)(3)	526,554
	Preston Ridge Partners Mortgage Trust LLC
1,928,390	1.79%, 06/25/2026(3)(6)	1,929,308
478,437	2.12%, 01/25/2026(3)(4)	479,776
954,637	2.12%, 03/25/2026(3)(4)	967,983
787,122	2.86%, 09/25/2025(3)(6)	791,729
996,712	3.67%, 08/25/2025(3)(6)	1,004,044
	Radnor RE Ltd.
746,440	2.04%, 02/25/2029, 1 mo. USD LIBOR + 1.950%(1)(3)	746,895
1,520,000	2.09%, 01/25/2030, 1 mo. USD LIBOR + 2.000%(1)(3)	1,520,000
1,000,000	4.69%, 10/25/2030, 1 mo. USD LIBOR + 4.600%(1)(3)	1,013,767
GBP 1,121,311	Resloc plc 0.24%, 12/15/2043, 3 mo. GBP LIBOR + 0.160%(1)(2)	1,506,088
	RMAC Securities plc
1,630,985	0.23%, 06/12/2044, 3 mo. GBP LIBOR + 0.150%(1)(2)	2,194,848
3,085,753	0.25%, 06/12/2044, 3 mo. GBP LIBOR + 0.170%(1)(2)	4,152,820

34

Hartford Schroders Securitized Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 95.7% - (continued)
	Whole Loan Collateral CMO - 33.0% - (continued)
$ 261,179	VCAT LLC 3.67%, 08/25/2050(3)(6)	$ 262,666
626,205	Wells Fargo Mortgage Backed Securities Trust 3.12%, 10/25/2037(4)	617,119
		40,259,824
	Total Asset & Commercial Mortgage-Backed Securities (cost $114,697,030)	$ 116,869,987
CORPORATE BONDS - 4.1%
	Diversified Financial Services - 2.9%
	OneMain Finance Corp.
2,050,000	3.50%, 01/15/2027	$ 2,085,875
643,000	8.88%, 06/01/2025	707,287
764,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. 3.88%, 03/01/2031(3)	779,135
		3,572,297
	Insurance - 1.2%
451,000	MGIC Investment Corp. 5.25%, 08/15/2028	479,447
841,000	NMI Holdings, Inc. 7.38%, 06/01/2025(3)	958,740
		1,438,187
	Total Corporate Bonds (cost $4,825,901)	$ 5,010,484
U.S. GOVERNMENT AGENCIES - 1.2%
	U.S. Government Agencies - 1.2%
	FHLMC - 0.4%
458,092	2.00%, 09/25/2050(8)	$ 45,280
1,276,630	3.00%, 10/25/2050(8)	179,959
456,460	3.50%, 12/25/2050(8)	62,699
344,863	4.00%, 12/15/2047(8)	52,608
567,294	4.00%, 12/25/2050(8)	81,081
		421,627
	FNMA - 0.2%
1,037,320	2.50%, 11/25/2050(8)	145,414
665,792	2.50%, 02/25/2051(8)	70,387
280,616	3.50%, 03/25/2051(8)	39,535
		255,336
	GNMA - 0.6%
907,853	2.00%, 10/20/2050(8)	92,624
1,565,533	2.00%, 11/20/2050(8)	165,386
3,925,030	2.50%, 11/20/2050(8)	466,360
402,680	3.00%, 02/20/2051(8)	45,875
		770,245
	Total U.S. Government Agencies (cost $1,421,076)	$ 1,447,208
COMMON STOCKS - 1.0%
	Real Estate - 1.0%
29,612	Invitation Homes, Inc. REIT	$ 1,204,617
	Total Common Stocks (cost $1,203,341)	$ 1,204,617
	Total Long-Term Investments (Cost $122,147,348)	$ 124,532,296
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 7.7%
	Other Investment Pools & Funds - 7.7%
9,410,158	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(9)		9,410,158
	Total Short-Term Investments (cost $9,410,158)		$ 9,410,158
	Total Investments (cost $131,557,506)	109.7%	$ 133,942,454
	Other Assets and Liabilities	(9.7)%	(11,876,208)
	Total Net Assets	100.0%	$ 122,066,246
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2021. Base lending rates may be subject to a floor or cap.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $28,172,791, representing 23.1% of net assets.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $81,695,266, representing 66.9% of net assets.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $2,530,000 at July 31, 2021.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	All, or a portion of the security, was pledged as collateral in connection with reverse repurchase agreements. As of July 31, 2021, the market value of securities pledged was $11,598,566.
(8)	Securities disclosed are interest-only strips.
(9)	Current yield as of period end.

35

Hartford Schroders Securitized Income Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Reverse Repurchase Agreements Outstanding at July 31, 2021
Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Value	Value Including Accrued Interest
JP Morgan Chase Bank	0.587%	07/23/21	08/20/21	USD	(2,700,000)	$ (2,700,000)	$ (2,700,396)
JP Morgan Chase Bank	0.638%	05/19/21	08/19/21	GBP	(2,467,484)	(3,429,805)	(3,434,258)
Merrill Lynch Mortgage Investors Trust	0.150%	07/12/21	10/12/21	EUR	(3,066,058)	(3,637,109)	(3,637,411)
Total						$ (9,766,914)	$ (9,772,065)
Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

Foreign Currency Contracts Outstanding at July 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ Depreciation
8,013,972	USD	6,783,247	EUR	UBS	08/19/2021	$ (35,682)
18,927,956	USD	13,701,817	GBP	MSC	08/19/2021	(118,428)
Total foreign currency contracts						$ (154,110)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 116,869,987	$ —	$ 116,869,987	$ —
Corporate Bonds	5,010,484	—	5,010,484	—
U.S. Government Agencies	1,447,208	—	1,447,208	—
Common Stocks
Real Estate	1,204,617	1,204,617	—	—
Short-Term Investments	9,410,158	9,410,158	—	—
Total	$ 133,942,454	$ 10,614,775	$ 123,327,679	$ —
Liabilities
Foreign Currency Contracts(2)	$ (154,110)	$ —	$ (154,110)	$ —
Reverse Repurchase Agreements	(9,766,914)	—	(9,766,914)	—
Total	$ (9,921,024)	$ —	$ (9,921,024)	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
36

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.7%
	Aerospace/Defense - 1.0%
$ 4,609,000	Boeing Co. 1.43%, 02/04/2024	$ 4,620,718
	Auto Manufacturers - 3.1%
6,008,000	BMW U.S. Capital LLC 0.58%, 04/01/2024, 3 mo. USD SOFR + 0.530%(1)(2)	6,060,835
2,763,000	General Motors Financial Co., Inc. 1.05%, 03/08/2024	2,786,065
5,477,000	Hyundai Capital America 0.88%, 06/14/2024(1)	5,465,972
		14,312,872
	Commercial Banks - 14.5%
6,400,000	Banco Santander S.A. 0.70%, 06/30/2024, 12 mo. USD CMT + 0.450%(3)	6,420,984
5,255,000	Barclays plc 1.01%, 12/10/2024, 12 mo. USD CMT + 0.800%(3)	5,275,687
2,735,000	Canadian Imperial Bank of Commerce 2.61%, 07/22/2023, (2.61% fixed rate until 07/22/2022; 3 mo. USD LIBOR + 0.785% thereafter)(3)	2,795,145
	Goldman Sachs Group, Inc.
2,600,000	0.55%, 09/10/2024, 3 mo. USD SOFR + 0.500%(2)	2,601,310
6,656,000	0.62%, 03/08/2024, 3 mo. USD SOFR + 0.580%(2)	6,678,126
1,844,000	HSBC Holdings plc 3.97%, 05/22/2030, 3 mo. USD LIBOR + 1.610%(3)	2,078,514
	JP Morgan Chase & Co.
3,397,000	0.63%, 03/16/2024, 3 mo. USD SOFR + 0.580%(2)	3,418,957
1,833,000	0.94%, 04/22/2027, 3 mo. USD SOFR + 0.885%(2)	1,858,707
4,756,000	2.01%, 03/13/2026, 3 mo. USD SOFR +1.585%(3)	4,927,904
2,859,000	2.08%, 04/22/2026, (2.08% fixed rate until 04/22/2025; 3 mo. USD SOFR + 1.850% thereafter)(3)	2,964,897
6,980,000	Macquarie Group Ltd. 0.97%, 09/23/2027, 3 mo. USD SOFR + 0.920%(1)(2)	6,997,236
6,057,000	National Bank of Canada 2.10%, 02/01/2023	6,213,054
2,313,000	NatWest Markets plc 0.80%, 08/12/2024(1)	2,310,588
2,013,000	PNC Financial Services Group, Inc. 3.50%, 01/23/2024	2,158,257
2,154,000	Royal Bank of Canada 2.25%, 11/01/2024	2,260,184
1,213,000	Toronto-Dominion Bank 2.65%, 06/12/2024	1,284,174
968,000	Truist Financial Corp. 2.20%, 03/16/2023	996,758
4,616,000	UniCredit S.p.A. 1.98%, 06/03/2027, 12 mo. USD CMT + 1.200%(1)(3)	4,625,887
1,466,000	Wells Fargo & Co. 3.75%, 01/24/2024	1,575,975
		67,442,344
	Commercial Services - 0.1%
146,851	Alternative Building Concepts Group 4.16%, 12/20/2032	165,942
	Gas - 0.5%
2,070,000	CenterPoint Energy, Inc. 0.70%, 03/02/2023	2,070,589
	Healthcare - Services - 1.8%
1,965,000	CommonSpirit Health 3.35%, 10/01/2029	2,156,733
6,132,000	Humana, Inc. 0.65%, 08/03/2023	6,133,169
		8,289,902
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.7% - (continued)
	Oil & Gas - 0.6%
$ 2,797,000	Diamondback Energy, Inc. 0.90%, 03/24/2023	$ 2,796,338
	Pharmaceuticals - 1.5%
3,635,000	AmerisourceBergen Corp. 0.74%, 03/15/2023	3,641,821
2,997,000	CVS Health Corp. 3.75%, 04/01/2030	3,405,974
		7,047,795
	Pipelines - 0.3%
1,447,000	Enbridge, Inc. 0.43%, 02/17/2023, 3 mo. USD SOFR + 0.400%(2)	1,449,703
	Real Estate Investment Trusts - 2.4%
2,227,000	Boston Properties L.P. 3.40%, 06/21/2029	2,449,735
6,717,000	Crown Castle International Corp. 1.05%, 07/15/2026	6,625,433
1,318,000	Ventas Realty L.P. 2.65%, 01/15/2025	1,389,799
816,000	Vornado Realty L.P. 2.15%, 06/01/2026	835,412
		11,300,379
	Retail - 0.6%
2,860,000	McDonald's Corp. 1.45%, 09/01/2025	2,923,499
	Semiconductors - 0.5%
2,108,000	Broadcom, Inc. 1.95%, 02/15/2028(1)	2,124,338
	Software - 2.9%
5,009,000	Oracle Corp. 2.80%, 04/01/2027	5,355,002
	VMware, Inc.
4,653,000	1.00%, 08/15/2024	4,667,750
3,511,000	1.40%, 08/15/2026	3,522,215
		13,544,967
	Telecommunications - 1.9%
4,535,000	AT&T, Inc. 0.69%, 03/25/2024, 3 mo. USD SOFR + 0.640%(2)	4,545,385
4,357,000	Verizon Communications, Inc. 0.55%, 03/22/2024, 3 mo. USD SOFR + 0.500%(2)	4,385,580
		8,930,965
	Total Corporate Bonds (cost $144,262,270)	$ 147,020,351
MUNICIPAL BONDS - 55.0%
	Arizona - 0.2%
	City of Phoenix, AZ, Civic Improvement Corp.
350,000	5.00%, 07/01/2026	$ 428,259
350,000	5.00%, 07/01/2027	440,295
		868,554
	California - 4.6%
	California County, CA, Tobacco Securitization Agency
120,000	4.00%, 06/01/2022	123,787
150,000	4.00%, 06/01/2023	160,289
2,835,000	California State Health Facs Finance Auth Rev 5.00%, 04/01/2033	3,740,262
	City of El Cajon, CA
190,000	0.93%, 04/01/2024	189,626
275,000	1.18%, 04/01/2025	274,656
	City of Los Angeles, CA, Department of Airports
405,000	0.85%, 05/15/2026	401,451
405,000	1.10%, 05/15/2027	401,368
460,000	1.25%, 05/15/2028	454,140

37

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 55.0% - (continued)
	California - 4.6% - (continued)
	City of Pomona, CA
$ 205,000	4.00%, 08/01/2023	$ 217,589
305,000	4.00%, 08/01/2024	331,226
	City of Riverside, CA
200,000	1.90%, 06/01/2023	204,829
360,000	2.11%, 06/01/2024	372,685
	County of Sacramento, CA, Airport System Rev
705,000	5.00%, 12/01/2022	751,291
550,000	5.00%, 07/01/2032	736,656
960,000	5.00%, 07/01/2033	1,278,706
600,000	5.00%, 07/01/2034	796,040
20,000	East Side, CA, Union High School Dist, GO, (NATL Insured) 5.25%, 02/01/2024	22,549
1,000,000	Merced, CA, Union High School Dist, GO 0.00%, 08/01/2034(4)	778,323
4,675,000	Moreno Valley, CA, Unified School Dist, GO, (NATL Insured) 0.00%, 08/01/2025(4)	4,523,000
200,000	North Orange County, CA, Community College Dist, GO, (NATL Insured) 0.00%, 08/01/2028(4)	184,932
300,000	Rialto, CA, Unified School Dist, GO, (AGM Insured) 0.00%, 08/01/2029(4)	272,083
4,090,000	San Diego County, CA, Regional Transportation Commission 5.00%, 10/01/2022	4,323,003
	San Francisco, CA, Community College Dist, GO
310,000	1.33%, 06/15/2026	314,691
410,000	2.02%, 06/15/2029	425,598
		21,278,780
	Colorado - 1.0%
950,000	City & County of Denver, CO, Airport System Rev 5.00%, 11/15/2032	1,277,651
2,895,000	Colorado Housing and Finance Auth, (GNMA/FNMA/FHLMC Insured) 3.50%, 05/01/2050	3,205,912
		4,483,563
	Connecticut - 0.6%
2,420,000	Connecticut Housing Finance Auth Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 05/15/2042	2,678,756
150,000	State of Connecticut, GO 4.00%, 06/01/2023	160,794
		2,839,550
	Delaware - 0.4%
	Delaware Transportation Auth
630,000	5.00%, 09/01/2029	827,689
285,000	5.00%, 07/01/2032	384,314
570,000	5.00%, 09/01/2033	755,241
		1,967,244
	District of Columbia - 1.4%
5,225,000	Dist of Columbia Water & Sewer Auth Rev 5.00%, 10/01/2052	6,325,526
	Florida - 1.3%
	County of Miami-Dade FL
460,000	1.00%, 10/01/2024	466,608
440,000	1.15%, 10/01/2025	445,623
435,000	County of Miami-Dade FL Aviation Rev 1.23%, 10/01/2025	438,858
	Florida Housing Finance Corp. Rev, (GNMA/FNMA/FHLMC Insured)
310,000	3.00%, 07/01/2051	339,091
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 55.0% - (continued)
	Florida - 1.3% - (continued)
$ 2,435,000	3.00%, 07/01/2052(5)	$ 2,698,934
725,000	3.50%, 07/01/2051	804,418
825,000	4.00%, 07/01/2049	900,281
		6,093,813
	Georgia - 3.1%
	Georgia Municipal Association, Inc.
50,000	5.00%, 12/01/2026	61,923
35,000	5.00%, 12/01/2027	44,610
25,000	5.00%, 12/01/2028	31,659
80,000	5.00%, 12/01/2029	100,799
55,000	5.00%, 12/01/2030	69,144
55,000	5.00%, 12/01/2032	68,777
35,000	5.00%, 12/01/2033	43,759
	Main Street, GA, Natural Gas, Inc.
3,945,000	4.00%, 08/01/2048(6)	4,257,461
8,250,000	4.00%, 03/01/2050(6)	9,563,976
		14,242,108
	Illinois - 5.7%
475,000	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO 5.00%, 01/01/2029	568,964
	Chicago Transit Auth Capital Grant Receipts Rev
475,000	5.00%, 06/01/2022	493,951
290,000	5.00%, 06/01/2023	315,271
695,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO 5.25%, 12/01/2032	981,828
7,735,000	Chicago, IL, O'Hare International Airport 5.00%, 01/01/2033	10,115,963
1,145,000	Chicago, IL, Transit Auth 5.00%, 06/01/2025	1,349,067
	Illinois Housing Dev Auth, (GNMA/FNMA/FHLMC Insured)
6,170,000	3.75%, 04/01/2050	6,859,928
1,265,000	4.50%, 10/01/2048	1,416,662
985,000	Illinois Housing Dev. Auth. 3.00%, 04/01/2051	1,089,157
90,000	Metropolitan Pier & Exposition Auth, IL, (NATL Insured) 0.00%, 06/15/2028(4)	81,066
1,350,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2022	1,404,554
	Rock Island County, IL, School Dist No. 41, GO, (BAM Insured)
125,000	4.00%, 12/01/2023	134,907
140,000	5.00%, 12/01/2024	160,107
470,000	Southwestern Illinois Dev Auth 6.38%, 11/01/2023	505,402
	State of Illinois, GO
485,000	4.00%, 03/01/2024	529,862
410,000	5.00%, 03/01/2024	458,430
		26,465,119
	Indiana - 0.5%
	Indiana Housing & Community Dev Auth Rev, (GNMA/FNMA/FHLMC/COLL Insured)
1,390,000	3.00%, 07/01/2050	1,531,078
835,000	4.00%, 07/01/2048	915,857
		2,446,935

38

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 55.0% - (continued)
	Iowa - 0.3%
	Iowa Finance Auth, (GNMA/FNMA/FHLMC Insured)
$ 635,000	3.25%, 07/01/2050	$ 700,398
655,000	4.00%, 07/01/2048	718,085
		1,418,483
	Kentucky - 3.1%
	Kentucky Public Energy Auth
6,080,000	4.00%, 12/01/2049(6)	6,836,700
6,265,000	4.00%, 02/01/2050(6)	7,462,487
		14,299,187
	Louisiana - 2.8%
310,000	Louisiana Housing Corp. Rev 4.50%, 12/01/2047	345,507
12,250,000	Louisiana State Local Gov't Environmental Facs & Community Dev Auth Rev 2.50%, 04/01/2036	12,651,024
		12,996,531
	Maine - 0.7%
	Maine Municipal Bond Bank
325,000	5.00%, 09/01/2029	428,461
535,000	5.00%, 09/01/2031	713,987
415,000	5.00%, 09/01/2032	552,127
1,600,000	Maine State Housing Auth 4.00%, 11/15/2048	1,747,961
		3,442,536
	Massachusetts - 1.2%
1,685,000	Commonwealth of Massachusetts, GO 5.00%, 01/01/2035	2,114,804
	Massachusetts Educational Financing Auth
665,000	3.17%, 07/01/2025	715,816
510,000	3.27%, 07/01/2026	554,714
560,000	3.38%, 07/01/2027	613,451
1,415,000	Massachusetts Water Resource Auth 0.02%, 08/01/2037(7)	1,415,000
		5,413,785
	Minnesota - 1.6%
7,000,000	Minnesota Housing Finance Agency Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 01/01/2051	7,653,878
	Mississippi - 0.5%
1,425,000	Mississippi Home Corp., (GNMA/FNMA/FHLMC Insured) 3.25%, 12/01/2050	1,568,566
645,000	State of Mississippi, GO 5.00%, 06/01/2031	862,384
		2,430,950
	Missouri - 1.5%
	Missouri Housing Dev Commission Rev, (GNMA/FNMA/FHLMC Insured)
1,930,000	3.25%, 05/01/2051	2,136,369
1,075,000	3.50%, 11/01/2050	1,196,603
1,675,000	4.25%, 05/01/2049	1,864,561
1,450,000	4.75%, 05/01/2049	1,636,661
		6,834,194
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 55.0% - (continued)
	Nebraska - 1.2%
	Nebraska Investment Finance Auth Rev
$ 3,910,000	3.00%, 09/01/2050	$ 4,270,532
1,080,000	4.00%, 09/01/2048	1,184,300
		5,454,832
	Nevada - 0.5%
	Nevada Housing Division, (GNMA/FNMA/FHLMC Collateral Insured)
920,000	3.00%, 04/01/2051	1,016,388
1,400,000	4.00%, 10/01/2049	1,555,716
		2,572,104
	New Jersey - 1.5%
1,430,000	Garden State, NJ, Preservation Trust, (AGM Insured) 5.75%, 11/01/2028	1,786,131
	New Jersey Economic Dev Auth
150,000	5.00%, 06/15/2023	163,495
95,000	5.00%, 06/15/2024	107,536
70,000	5.00%, 03/01/2026	75,218
285,000	5.00%, 06/15/2027	352,615
565,000	5.00%, 06/15/2028	695,996
	New Jersey Transportation Trust Fund Auth
140,000	4.00%, 06/15/2035	168,449
1,530,000	5.00%, 12/15/2028	1,955,920
685,000	5.50%, 12/15/2022	735,181
	New Jersey Turnpike Auth Rev
110,000	5.00%, 01/01/2023	117,398
605,000	5.00%, 01/01/2029	764,786
		6,922,725
	New Mexico - 1.6%
	New Mexico Mortgage Finance Auth, (GNMA/FNMA/FHLMC Insured)
4,320,000	3.00%, 01/01/2051	4,734,727
1,480,000	3.00%, 01/01/2052(5)	1,637,489
885,000	4.00%, 01/01/2049	976,370
		7,348,586
	New York - 3.2%
4,210,000	City of New York, NY, GO 5.00%, 08/01/2033	5,597,369
2,605,000	New York City Transitional Finance Auth, Future Tax Secured Rev 5.00%, 05/01/2033	3,510,712
	New York Transportation Dev Corp.
300,000	1.36%, 12/01/2021	300,876
455,000	1.61%, 12/01/2022	461,018
475,000	5.00%, 12/01/2028	615,511
	Port Auth of New York & New Jersey Rev
750,000	5.00%, 07/15/2031	959,112
2,585,000	5.00%, 07/15/2033	3,446,300
		14,890,898
	Ohio - 1.8%
	Ohio Housing Finance Agency
445,000	3.00%, 03/01/2052	490,486
3,200,000	3.25%, 03/01/2050	3,531,777
1,525,000	4.50%, 09/01/2048	1,696,774
	Ohio State University
5,000	5.00%, 12/01/2030	6,862
5,000	5.00%, 12/01/2031	6,976

39

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 55.0% - (continued)
	Ohio - 1.8% - (continued)
	Ohio Turnpike & Infrastructure Commission Rev
$ 1,680,000	0.00%, 02/15/2038(4)	$ 1,188,782
1,395,000	0.00%, 02/15/2041(4)	904,180
525,000	State of Ohio, GO 5.00%, 05/01/2032	703,445
		8,529,282
	Oklahoma - 0.3%
1,160,000	Oklahoma Housing Finance Agency, (GNMA/FNMA/FHLMC Insured) 4.00%, 03/01/2050	1,306,361
	Pennsylvania - 2.0%
635,000	Commonwealth Finance Auth, PA 5.00%, 06/01/2032	792,492
1,295,000	Geisinger, PA, Health System Auth Rev 5.00%, 02/15/2032	1,583,852
1,960,000	Pennsylvania Housing Finance Agency 3.50%, 04/01/2049	2,110,131
	Pennsylvania Turnpike Commission Rev
240,000	5.00%, 12/01/2026	296,661
705,000	5.00%, 12/01/2027	895,554
300,000	5.00%, 12/01/2032	404,830
310,000	5.00%, 12/01/2033	415,608
	Philadelphia, PA, Gas Works Co., (AGM Insured)
440,000	5.00%, 08/01/2029	573,112
910,000	5.00%, 08/01/2030	1,208,463
820,000	5.00%, 08/01/2033	1,077,121
	Reading, PA, School Dist, GO, (AGM State Aid Withholding Insured)
70,000	5.00%, 03/01/2025	81,002
55,000	5.00%, 03/01/2026	65,740
50,000	5.00%, 03/01/2027	61,523
		9,566,089
	Rhode Island - 1.5%
6,390,000	Rhode Island Housing & Mortgage Finance Corp. 3.75%, 10/01/2049	7,063,806
	South Carolina - 2.1%
6,425,000	Patriots Energy Group Financing Agency, SC 4.00%, 10/01/2048(6)	6,967,872
2,255,000	South Carolina Jobs-Economic Dev Auth 3.75%, 01/01/2050	2,535,935
250,000	Tobacco Settlement Rev Mgmt Auth, SC 6.38%, 05/15/2030	353,163
		9,856,970
	South Dakota - 0.1%
	South Dakota Conservancy Dist
245,000	5.00%, 08/01/2029	325,748
235,000	5.00%, 08/01/2030	318,043
		643,791
	Tennessee - 0.4%
250,000	Metropolitan Nashville, TN, Airport Auth 5.00%, 07/01/2049	319,980
1,210,000	Tennessee Housing Dev Agency 4.50%, 07/01/2049	1,358,217
		1,678,197
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 55.0% - (continued)
	Texas - 6.9%
$ 3,770,000	Arlington, TX, Higher Education Finance Corp., (PSF-GTD Insured) 5.00%, 08/15/2033	$ 4,900,531
705,000	Bexar County, TX, Hospital Dist, GO 5.00%, 02/15/2030	895,528
	City of Houston, TX, Airport System Rev
2,385,000	5.00%, 07/01/2029	3,147,931
1,325,000	5.00%, 07/01/2030	1,783,486
1,695,000	Cypress-Fairbanks, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 02/15/2033	2,104,367
1,190,000	Dallas-Fort Worth, TX, International Airport Rev 2.04%, 11/01/2024	1,242,180
	Harris County, TX, Cultural Education Facs Finance Corp.
450,000	5.00%, 11/15/2028	568,239
430,000	5.00%, 11/15/2029	541,162
	Lower Colorado River, TX, Auth Rev
370,000	5.00%, 05/15/2029	483,393
140,000	5.00%, 05/15/2030	186,433
	Northside, TX, Independent School Dist, GO, (PSF-GTD Insured)
90,000	5.00%, 02/15/2026	108,141
365,000	5.00%, 02/15/2030	486,487
	Texas Department of Housing & Community Affairs Rev, (GNMA Insured)
1,825,000	3.00%, 01/01/2052	2,025,037
5,520,000	3.00%, 03/01/2052(5)	6,150,232
1,970,000	3.50%, 03/01/2051	2,221,246
1,230,000	4.00%, 03/01/2050	1,399,615
945,000	4.75%, 03/01/2049	1,052,562
1,245,000	Texas Municipal Gas Acquisition & Supply Corp. 5.00%, 12/15/2028	1,598,312
880,000	University of Texas 5.00%, 05/15/2035	1,088,758
		31,983,640
	Washington - 0.9%
	Washington State Housing Finance Commission Rev, (GNMA/FNMA/FHLMC Insured)
2,515,000	4.00%, 12/01/2048	2,765,520
1,115,000	4.00%, 06/01/2050	1,256,460
		4,021,980
	Wisconsin - 0.2%
650,000	Wisconsin Health & Educational Facs Auth Rev 5.00%, 04/01/2033	792,310
	Wyoming - 0.3%
1,150,000	Wyoming Community Dev Auth 4.00%, 06/01/2043	1,260,660
	Total Municipal Bonds (cost $243,542,483)	$ 255,392,967
U.S. GOVERNMENT SECURITIES - 13.2%
	U.S. Treasury Securities - 13.2%
	U.S. Treasury Notes - 13.2%
3,631,000	0.13%, 01/15/2024	$ 3,619,086
4,512,200	0.25%, 03/15/2024	4,508,499

40

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 13.2% - (continued)
	U.S. Treasury Securities - 13.2% - (continued)
	U.S. Treasury Notes - 13.2% - (continued)
$ 53,191,900	0.50%, 02/28/2026		$ 52,842,828
	Total U.S. Government Securities (cost $60,498,391)		$ 60,970,413
	Total Long-Term Investments (Cost $448,303,144)		$ 463,383,731
SHORT-TERM INVESTMENTS - 4.0%
	Other Investment Pools & Funds - 4.0%
18,690,205	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(8)		$ 18,690,205
	Total Short-Term Investments (cost $18,690,205)		$ 18,690,205
	Total Investments (cost $466,993,349)	103.9%	$ 482,073,936
	Other Assets and Liabilities	(3.9)%	(17,983,074)
	Total Net Assets	100.0%	$ 464,090,862
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2021, the aggregate value of these securities was $27,584,856, representing 5.9% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2021. Base lending rates may be subject to a floor or cap.
(3)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(4)	Security is a zero-coupon bond.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $10,484,360 at July 31, 2021.
(6)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(7)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(8)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 5-Year Note Future	333	09/30/2021	$ 41,440,289	$ (200,966)
U.S. Treasury 10-Year Note Future	104	09/21/2021	13,983,125	(242,327)
Total futures contracts				$ (443,293)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
41

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 147,020,351	$ —	$ 147,020,351	$ —
Municipal Bonds	255,392,967	—	255,392,967	—
U.S. Government Securities	60,970,413	—	60,970,413	—
Short-Term Investments	18,690,205	18,690,205	—	—
Total	$ 482,073,936	$ 18,690,205	$ 463,383,731	$ —
Liabilities
Futures Contracts(2)	$ (443,293)	$ (443,293)	$ —	$ —
Total	$ (443,293)	$ (443,293)	$ —	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
42

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7%
	Banks - 3.6%
106,318	Commerce Bancshares, Inc.	$ 7,519,872
260,254	Fifth Third Bancorp	9,444,618
61,909	First Republic Bank	12,073,493
		29,037,983
	Capital Goods - 12.1%
149,937	BWX Technologies, Inc.	8,610,882
71,061	Dover Corp.	11,875,714
140,187	Fortune Brands Home & Security, Inc.	13,664,027
63,165	IDEX Corp.	14,318,874
80,753	Nordson Corp.	18,260,676
84,154	Pentair plc	6,199,625
38,083	Snap-on, Inc.	8,301,333
16,034	Teledyne Technologies, Inc.*	7,259,714
50,879	Trane Technologies plc	10,359,473
		98,850,318
	Commercial & Professional Services - 6.4%
106,948	IAA, Inc.*	6,468,215
114,386	Leidos Holdings, Inc.	12,172,958
111,064	Robert Half International, Inc.	10,907,596
56,606	Verisk Analytics, Inc.	10,751,744
92,547	Waste Connections, Inc.	11,724,779
		52,025,292
	Consumer Durables & Apparel - 2.4%
108,630	Brunswick Corp.	11,340,972
41,046	Mohawk Industries, Inc.*	7,999,865
		19,340,837
	Consumer Services - 2.4%
286,800	Aramark	10,075,284
52,526	Churchill Downs, Inc.	9,759,331
		19,834,615
	Diversified Financials - 2.4%
65,798	Raymond James Financial, Inc.	8,519,525
186,695	SEI Investments Co.	11,351,056
		19,870,581
	Energy - 1.4%
63,398	Diamondback Energy, Inc.	4,889,888
45,628	Pioneer Natural Resources Co.	6,632,942
		11,522,830
	Food & Staples Retailing - 0.9%
36,194	Casey's General Stores, Inc.	7,155,916
	Food, Beverage & Tobacco - 1.9%
84,869	Hershey Co.	15,181,367
	Health Care Equipment & Services - 7.7%
25,141	Cooper Cos., Inc.	10,603,719
177,637	Encompass Health Corp.	14,788,280
46,628	Masimo Corp.*	12,701,001
32,530	Teleflex, Inc.	12,928,398
27,389	West Pharmaceutical Services, Inc.	11,276,873
		62,298,271
	Insurance - 8.8%
98,539	Arthur J Gallagher & Co.	13,727,468
143,541	Assurant, Inc.	22,652,205
104,419	Globe Life, Inc.	9,722,453
86,735	Reinsurance Group of America, Inc.	9,556,463
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Insurance - 8.8% - (continued)
43,722	RenaissanceRe Holdings Ltd.	$ 6,675,912
325,334	Ryan Specialty Group Holdings, Inc.*	9,597,353
		71,931,854
	Materials - 3.6%
44,237	AptarGroup, Inc.	5,703,034
185,770	Axalta Coating Systems Ltd.*	5,591,677
101,296	Crown Holdings, Inc.	10,105,289
98,961	Westlake Chemical Corp.	8,205,846
		29,605,846
	Media & Entertainment - 3.1%
221,202	Interpublic Group of Cos., Inc.	7,821,703
35,966	Match Group, Inc.*	5,728,305
65,537	Take-Two Interactive Software, Inc.*	11,365,426
		24,915,434
	Pharmaceuticals, Biotechnology & Life Sciences - 2.7%
136,907	Catalent, Inc.*	16,402,828
139,536	Royalty Pharma plc Class A	5,330,275
		21,733,103
	Real Estate - 4.8%
67,285	Alexandria Real Estate Equities, Inc. REIT	13,547,162
151,997	American Homes 4 Rent Class A, REIT	6,383,874
249,005	Americold Realty Trust REIT	9,673,844
408,457	Brixmor Property Group, Inc. REIT	9,402,680
		39,007,560
	Retailing - 5.2%
86,510	Advance Auto Parts, Inc.	18,345,311
35,638	Burlington Stores, Inc.*	11,931,602
236,286	LKQ Corp.*	11,991,515
		42,268,428
	Semiconductors & Semiconductor Equipment - 5.1%
94,146	Entegris, Inc.	11,357,773
44,680	First Solar, Inc.*	3,844,267
94,541	Microchip Technology, Inc.	13,530,708
325,392	ON Semiconductor Corp.*	12,709,812
		41,442,560
	Software & Services - 11.0%
141,777	Amdocs Ltd.	10,932,424
194,897	Black Knight, Inc.*	16,139,421
104,317	Dolby Laboratories, Inc. Class A	10,129,181
275,463	Genpact Ltd.	13,720,812
20,765	Palo Alto Networks, Inc.*	8,286,273
88,879	PTC, Inc.*	12,038,661
123,340	Teradata Corp.*	6,125,064
56,967	VeriSign, Inc.*	12,325,950
		89,697,786
	Technology Hardware & Equipment - 5.6%
59,787	CDW Corp.	10,961,946
145,272	Ciena Corp.*	8,446,114
61,025	Motorola Solutions, Inc.	13,664,718
87,316	TE Connectivity Ltd.	12,876,491
		45,949,269
	Utilities - 5.6%
152,868	Alliant Energy Corp.	8,947,364
319,852	CenterPoint Energy, Inc.	8,143,432
100,114	CMS Energy Corp.	6,186,044
51,098	Eversource Energy	4,408,224

43

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.7% - (continued)
	Utilities - 5.6% - (continued)
312,586	FirstEnergy Corp.		$ 11,978,296
240,353	NiSource, Inc.		5,953,544
			45,616,904
	Total Common Stocks (cost $533,270,212)		$ 787,286,754
SHORT-TERM INVESTMENTS - 3.3%
	Other Investment Pools & Funds - 3.3%
26,625,791	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(1)		26,625,791
	Total Short-Term Investments (cost $26,625,791)		$ 26,625,791
	Total Investments (cost $559,896,003)	100.0%	$ 813,912,545
	Other Assets and Liabilities	0.0%	247,371
	Total Net Assets	100.0%	$ 814,159,916
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 29,037,983	$ 29,037,983	$ —	$ —
Capital Goods	98,850,318	98,850,318	—	—
Commercial & Professional Services	52,025,292	52,025,292	—	—
Consumer Durables & Apparel	19,340,837	19,340,837	—	—
Consumer Services	19,834,615	19,834,615	—	—
Diversified Financials	19,870,581	19,870,581	—	—
Energy	11,522,830	11,522,830	—	—
Food & Staples Retailing	7,155,916	7,155,916	—	—
Food, Beverage & Tobacco	15,181,367	15,181,367	—	—
Health Care Equipment & Services	62,298,271	62,298,271	—	—
Insurance	71,931,854	71,931,854	—	—
Materials	29,605,846	29,605,846	—	—
Media & Entertainment	24,915,434	24,915,434	—	—
Pharmaceuticals, Biotechnology & Life Sciences	21,733,103	21,733,103	—	—
Real Estate	39,007,560	39,007,560	—	—
Retailing	42,268,428	42,268,428	—	—
Semiconductors & Semiconductor Equipment	41,442,560	41,442,560	—	—
Software & Services	89,697,786	89,697,786	—	—
Technology Hardware & Equipment	45,949,269	45,949,269	—	—
Utilities	45,616,904	45,616,904	—	—
Short-Term Investments	26,625,791	26,625,791	—	—
Total	$ 813,912,545	$ 813,912,545	$ —	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
44

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments
July 31, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.2%
	Automobiles & Components - 0.9%
38,044	Gentherm, Inc.*	$ 3,154,989
	Banks - 8.1%
16,461	Cambridge Bancorp	1,408,732
332,365	First BanCorp	4,031,588
90,710	First Interstate BancSystem, Inc. Class A	3,802,563
104,265	First Merchants Corp.	4,246,714
94,595	Heritage Financial Corp.	2,288,253
123,422	OceanFirst Financial Corp.	2,406,729
111,396	Seacoast Banking Corp. of Florida	3,385,324
44,668	South State Corp.	3,074,945
110,008	United Community Banks, Inc.	3,169,331
		27,814,179
	Capital Goods - 13.0%
36,442	Albany International Corp. Class A	3,146,767
33,322	Comfort Systems USA, Inc.	2,490,820
128,757	Customers Bancorp, Inc.*(1)	1,003,017
39,055	EnPro Industries, Inc.	3,636,802
39,254	ESCO Technologies, Inc.	3,704,400
37,466	Gibraltar Industries, Inc.*	2,797,961
57,948	Hexcel Corp.*	3,153,530
111,186	Maxar Technologies, Inc.	4,032,716
41,325	McGrath Rent Corp.	3,240,706
28,101	Simpson Manufacturing Co., Inc.	3,160,800
44,530	Standex International Corp.	4,096,760
36,574	TPI Composites, Inc.*	1,431,506
189,908	Univar Solutions, Inc.*	4,660,342
17,444	Valmont Industries, Inc.	4,133,356
		44,689,483
	Commercial & Professional Services - 3.7%
58,914	ASGN, Inc.*	5,957,973
148,879	Interface, Inc.	2,146,835
52,609	Science Applications International Corp.	4,592,766
		12,697,574
	Consumer Durables & Apparel - 5.6%
20,909	Cavco Industries, Inc.*	4,913,615
49,449	Oxford Industries, Inc.	4,298,602
85,027	Skyline Champion Corp.*	4,795,523
122,798	Steven Madden Ltd.	5,382,236
		19,389,976
	Consumer Services - 2.5%
19,900	Cracker Barrel Old Country Store, Inc.	2,709,982
110,882	Terminix Global Holdings, Inc.*	5,821,305
		8,531,287
	Diversified Financials - 2.8%
160,975	Compass Diversified Holdings	4,019,546
33,880	Houlihan Lokey, Inc.	3,018,708
222,497	Perella Weinberg Partners*(1)	2,712,238
		9,750,492
	Energy - 1.3%
35,897	Cactus, Inc. Class A	1,293,728
96,934	Delek U.S. Holdings, Inc.	1,684,713
170,812	Solaris Oilfield Infrastructure, Inc. Class A	1,486,064
		4,464,505
	Food, Beverage & Tobacco - 2.6%
69,556	Darling Ingredients, Inc.*	4,804,233
247,844	Primo Water Corp.	4,096,861
		8,901,094
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.2% - (continued)
	Health Care Equipment & Services - 8.6%
83,359	AdaptHealth Corp.*	$ 1,866,408
129,124	Envista Holdings Corp.*	5,562,662
38,637	ICU Medical, Inc.*	7,854,516
46,998	LivaNova plc*	4,055,927
12,744	Mesa Laboratories, Inc.	3,753,235
141,239	Neuronetics, Inc.*	1,872,829
40,453	Progyny, Inc.*	2,252,828
313,098	Sientra, Inc.*	2,583,059
		29,801,464
	Insurance - 5.7%
63,889	Axis Capital Holdings Ltd.	3,250,033
100,840	James River Group Holdings Ltd.	3,668,559
39,159	Kemper Corp.	2,584,886
26,800	Reinsurance Group of America, Inc.	2,952,824
138,250	Ryan Specialty Group Holdings, Inc.*	4,078,375
75,893	Selectquote, Inc.*	1,350,895
132,622	Trean Insurance Group, Inc.*	1,789,071
		19,674,643
	Materials - 7.1%
86,287	Ardagh Group S.A.	2,014,802
44,995	Ashland Global Holdings, Inc.	3,827,725
30,944	Balchem Corp.	4,174,036
24,281	Eagle Materials, Inc.	3,431,391
171,306	Element Solutions, Inc.	4,006,847
51,642	Neenah, Inc.	2,596,043
149,128	Valvoline, Inc.	4,575,247
		24,626,091
	Media & Entertainment - 2.0%
44,119	Madison Square Garden Entertainment Corp.*	3,086,565
385,222	MDC Partners, Inc. Class A*	2,161,096
80,500	Tremor International Ltd.*	1,771,805
		7,019,466
	Pharmaceuticals, Biotechnology & Life Sciences - 6.1%
61,847	Aerie Pharmaceuticals, Inc.*	975,946
23,295	Catalent, Inc.*	2,790,974
140,388	Evolus, Inc.*(1)	1,518,998
53,627	FibroGen, Inc.*	697,151
55,552	Intra-Cellular Therapies, Inc.*	1,907,100
26,589	Natera, Inc.*	3,044,972
52,165	NeoGenomics, Inc.*	2,404,807
24,814	Pacira BioSciences, Inc.*	1,462,785
69,084	Syneos Health, Inc.*	6,194,762
		20,997,495
	Real Estate - 3.7%
128,988	Douglas Emmett, Inc. REIT	4,308,199
210,892	Kennedy-Wilson Holdings, Inc.	4,257,910
59,301	Terreno Realty Corp. REIT	4,053,816
		12,619,925
	Retailing - 1.6%
27,511	Asbury Automotive Group, Inc.*	5,652,410
	Semiconductors & Semiconductor Equipment - 4.8%
122,919	Allegro MicroSystems, Inc.*	3,369,210
66,779	MACOM Technology Solutions Holdings, Inc.*	4,121,600
122,182	ON Semiconductor Corp.*	4,772,429
71,508	Semtech Corp.*	4,427,060
		16,690,299
	Software & Services - 8.0%
33,501	CommVault Systems, Inc.*	2,532,340
100,797	LiveRamp Holdings, Inc.*	4,032,888

45

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.2% - (continued)
	Software & Services - 8.0% - (continued)
191,135	Membership Collective Group, Inc.*(1)		$ 2,324,202
53,709	Perficient, Inc.*		5,064,222
224,561	Sabre Corp.*		2,647,574
101,103	Teradata Corp.*		5,020,775
71,435	WNS Holdings Ltd. ADR*		5,881,958
			27,503,959
	Technology Hardware & Equipment - 4.3%
53,508	Ciena Corp.*		3,110,955
47,730	Lumentum Holdings, Inc.*		4,008,843
100,101	Plantronics, Inc.*		3,122,150
278,137	Viavi Solutions, Inc.*		4,642,106
			14,884,054
	Utilities - 2.8%
31,845	Avista Corp.		1,363,921
18,202	Chesapeake Utilities Corp.		2,267,787
27,453	IDACORP, Inc.		2,894,919
45,762	SJW Group		3,154,375
			9,681,002
	Total Common Stocks (cost $254,122,487)		$ 328,544,387
SHORT-TERM INVESTMENTS - 6.2%
	Other Investment Pools & Funds - 4.9%
16,696,200	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(2)		16,696,200
	Securities Lending Collateral - 1.3%
1,096,990	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)		$ 1,096,990
3,061,371	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(2)		3,061,371
367,387	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(2)		367,388
			4,525,749
	Total Short-Term Investments (cost $21,221,948)		$ 21,221,949
	Total Investments (cost $275,344,435)	101.4%	$ 349,766,336
	Other Assets and Liabilities	(1.4)%	(4,665,527)
	Total Net Assets	100.0%	$ 345,100,809
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.

Future PIPE Purchase Commitments Outstanding as of July 31, 2021
Period Committed	Security Name	Committed Shares	Committed Cost	Market Value	Unrealized Appreciation (Depreciation)
01/2021	Restaurant And Gaming Pipe	218,778	$ 2,187,780	$ 2,451,407	$ 263,627
Special purpose acquisition companies (“SPACs”) are collective investment structures that allow for private investments in public equity investments (“PIPE”). These commitments are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. Hartford Schroders US Small Cap Opportunities Fund had contingent commitments outstanding of $2,187,780 to purchase restricted PIPE shares as of July 31, 2021.
The aggregate unrealized appreciation/depreciation of PIPE commitments represents 0.1% of net assets.
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
46

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued)
July 31, 2021  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 3,154,989	$ 3,154,989	$ —	$ —
Banks	27,814,179	27,814,179	—	—
Capital Goods	44,689,483	44,689,483	—	—
Commercial & Professional Services	12,697,574	12,697,574	—	—
Consumer Durables & Apparel	19,389,976	19,389,976	—	—
Consumer Services	8,531,287	8,531,287	—	—
Diversified Financials	9,750,492	9,750,492	—	—
Energy	4,464,505	4,464,505	—	—
Food, Beverage & Tobacco	8,901,094	8,901,094	—	—
Health Care Equipment & Services	29,801,464	29,801,464	—	—
Insurance	19,674,643	19,674,643	—	—
Materials	24,626,091	24,626,091	—	—
Media & Entertainment	7,019,466	7,019,466	—	—
Pharmaceuticals, Biotechnology & Life Sciences	20,997,495	20,997,495	—	—
Real Estate	12,619,925	12,619,925	—	—
Retailing	5,652,410	5,652,410	—	—
Semiconductors & Semiconductor Equipment	16,690,299	16,690,299	—	—
Software & Services	27,503,959	27,503,959	—	—
Technology Hardware & Equipment	14,884,054	14,884,054	—	—
Utilities	9,681,002	9,681,002	—	—
Future PIPE Purchase Commitment(2)	263,627	—	263,627	—
Short-Term Investments	21,221,949	21,221,949	—	—
Total	$ 350,029,963	$ 349,766,336	$ 263,627	$ —

(1)	For the period ended July 31, 2021, there were no transfers in and out of Level 3.
(2)	Future PIPE Purchase Commitments are valued at the unrealized appreciation/(depreciation) on the commitments.
47

The Hartford Mutual Funds II, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBK	Citibank NA
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG
WEST	Westpac International
Currency Abbreviations:
BRL	Brazil Real
CLP	Chile Peso
COP	Colombia Peso
CZK	Czech Republic Koruna
EUR	Euro Member Countries
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesia Rupiah
MXN	Mexican Peso
MYR	Malaysia Ringgit
PEN	Peru Nuevo Sol
PLN	Poland Zloty
RON	Romania New Leu
RUB	Russia Ruble
THB	Thailand Baht
USD	United States Dollar
ZAR	South Africa Rand
Index Abbreviations:
CMT	Constant Maturity Treasury Index
EAFE	Europe, Australasia and Far East
SONIA	Sterling Overnight Index Average
SPX	Standard & Poor's 500 Index
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Corp.
Bhd	Berhad
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
NATL	National Public Finance Guarantee Corp.
NVDR	Non-Voting Depositary Receipt
PIPE	Private Investment in Public Equity
PJSC	Private Joint Stock Company
PSF-GTD	Permanent School Fund Guaranteed
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Tbk	Terbuka

48

The Hartford Mutual Funds II, Inc. (the "Company")
 Notes to the Schedules of Investments
 July 31, 2021  (Unaudited)

1.	Investment Valuation and Fair Value Measurements:
For purposes of calculating the net asset value per share (“NAV”) of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. Generally Accepted Accounting Principles ("U.S. GAAP") defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.
49

The Hartford Mutual Funds II, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 July 31, 2021  (Unaudited)

These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
For information regarding a Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Report.
50